                              THE TOCQUEVILLE FUND
--------------------------------------------------------------------------------
DEAR FELLOW SHAREHOLDERS:

  For the fiscal year ended October 31, 1995 the Tocqueville Fund generated a positive return of 16% for Class A shareholders. These results reflect the rel-atively weak results in the first two months of our fiscal year, November and December of 1994, which we discussed in our semi-annual report to shareholders, and the strong absolute performance for the balance of the fiscal year by our largest positions, including IBM, Bristol Myers, Citicorp, BankAmerica, Sprint, and Champion International.

  Over the same twelve month period, the S&P 500 registered an even more im-pressive return of 26.4%. While our conservative value style typically leads to underperformance in sharply rising markets, we are pleased with our absolute returns over this period. For the 1995 calendar year your fund generated a 28.2% total return, compared with a 37.6% return on the S&P, a very gratifying result.

OUTLOOK

  For the coming year our expectations are for a market considerably less ro-bust than in the twelve month period just ended. Indeed, preserving the gains of the past year will be the principal challenge of the year ahead. While we do expect stimulative policies from the Federal Reserve, as well as a tax cut of some measure which should help the soft economy, we believe that these expecta-tions are well accepted by the consensus of investors and are discounted by the market. At current levels, the equity markets would appear to be far more vul-nerable to negative developments than to positive surprises. Moreover, we be-lieve that the speculative fervor in Internet-related stocks and in the red hot IPO sector subjects the market to a potential significant correction when in-vestors return their focus to the fundamentals underlying many of these shares.

  As a result, we have adopted a more cautious approach to the market than we were taking at this time last year. Then, interest rates seemed too high and looked likely to decline, and the outlook for corporate profits appeared rea-sonably favorable. Now, long rates do not look to decline further, at least not by enough to move the market, and the profit comparisons going forward should be more difficult. Finally, the complacency in the market over inflation rates in general and energy prices in particular has us worried. Consequently, we have been increasing our position in defensive stocks, and have added signifi-cantly to our holdings of energy related issues. Our strategy in the energy sector has been to focus on the oil service companies which have tremendous op-erating leverage after a decade of downsizing and restructuring. These compa-nies, which have prospered in very difficult times, have enormous potential if exploration and development activity begins a secular rebound from the current depressed levels. An adjustment in oil and gas prices, which could already be underway from the historically low levels (in real terms), could occur simply because of a rebound in worldwide economies or due to a supply disruption caused by political factors in the producing countries. In either case, we would expect the impact on these stocks to be positive while the impact on the overall equity markets to be quite negative.

--------------------------------------------------------------------------------

  We have also maintained our position in other defensive stocks, such as con-sumer nondurables and healthcare stocks. Over the course of the next year we will look to expand our position in the highly depressed retail sector as well as in capital goods companies where we expect to see strong earnings growth in the next up-cycle. As always, however, we will be guided by the opportunities presented to us by the markets in identifying, researching and positioning com-panies that have been unduly depressed and represent outstanding values.

DISTRIBUTION

  On December 11, 1995, the Fund Trustees declared the following distribution for payment on December 14, 1995 to shareholders of record as of December 8, 1995:

            Long-Term Capital Gains:       $0.90
            Short-Term Capital Gains:      $0.16
            Net Income:                    $0.15
            Total Distribution per Share:  $1.21

INVESTMENT THEMES AND CATEGORIES

  In this report we continue and update our practice of classifying our hold-ings into categories which reflect some broad investment themes. While we take some comfort in knowing that our holdings fit in understandable, if somewhat unusual, investment categories, it remains true that our stock picking invest-ment approach is driven by only one consideration: value, and not by any plan to fit into pre-selected investment categories. Rather, we find it illustrative to group our ideas into categories which reflect the dominant investment thesis behind our selection process. From time to time, we will add (or subtract) cat-egories to incorporate new investment themes. In this issue we add one new cat-egory, Too Much Complacency.

  The SEC requires a more traditional portfolio categorization. Below we pres-ent both the classification you are accustomed to seeing in a table directly following this letter, as well as the SEC Schedule of Investments on page 8.

  Too Much Complacency--As value investors with a strong contrarian bent, we are always searching for opportunities in stocks where the consensus view is negative. In order to fit into this category a stock or group must be in an area where negative perceptions are more than merely a broad consensus. Rather, it is something of a forgone conclusion by most investors that change in the status quo is not possible. We believe that this widespread complacency is an ideal spawning ground for positive (or negative) surprises.

  Changing Political/Regulatory Climate--The rapid changes taking place in Washington, D.C. are reversing 50 years of regulatory policy and creating a whole new playing field for many companies and industries. More market oriented regulations mean that some companies will fail and others will prosper based on their competitive positions. Companies with strong franchises, supe-

-------------------------------------------------------------------------------
rior financial strength, and solid managements are well-positioned to benefit from this rapidly changing environment at the expense of those who have been kept in business by a regulatory environment that protects companies at the expense of consumers.

  Astute Management--Some companies manage to generate constantly superior re-sults over many business cycles. Except for those that have a natural monopoly or other advantage, the explanation for consistent success is usually superior management. Very often, these managers have a large personal stake in the shares of the company, or are strongly incented with options or other instru-ments that are related to the price performance of the stock. At other times proven management talent may have been recently recruited. In either case, we are attracted to companies where astute management can make a material differ-ence in their performance.

  Special Situations--This overworked cliche still has meaning when used judi-ciously. For our purposes, a special situation represents a unique opportunity to participate in a profound change in a corporate structure which will en-hance the values of the underlying assets of a company to the benefit of its shareholders.

  Revitalized Behemoths--These are large capitalization, well known old line companies that have fallen on hard times and whose prices are severely de-pressed. Typically, the market attitude toward these companies is overly pes-simistic, presenting an investment opportunity. When our research confirms it, we will purchase these stocks on the theory that either a new management, an active board or a new strategy can revitalize what is basically a still sound business franchise.

  Changing Consumer--The American consumer is maturing, with the huge baby-boom generation reaching middle-age. As this happens, the tastes and needs of the largest demographic group in the United States are changing. Consumption becomes less credit-sensitive (less first-time purchases of big-ticket items, such as houses, large appliances, cars, etc.), and consumers become increas-ingly sensitive to the need to build a retirement nest egg. Many of the chil-dren which the baby-boomers had in their 30s are also creating a "baby-boom echo" with significant consumption implications.

  New Industrial Revolution--New methods of industrial management (zero-de-fect, just-in-time, concurrent engineering, etc.) are creating the need for new equipment, software, and organizational structures. At the same time, large industrial customers are drastically cutting the number of suppliers from whom they purchase parts, systems and equipment, and they are establish-ing partnership-like relationships with the remaining ones. This creates op-portunities, even in traditionally slow-growth industries, for the best sup-pliers to gain market share and experience accelerating sales.

--------------------------------------------------------------------------------

  Survivors In Depressed Industries/Regions--In the last ten years, America's economic growth has been unevenly shared. In the mid-1980s, the energy and man-ufacturing sectors in Texas and much of the industrial midwest experienced de-pressions, while the high-tech and financial industries of New England and Cal-ifornia boomed (the "bi-coastal" economy). Today, the "center" is much stronger than the two coastal areas. Within depressed regions and industries, many weaker companies will disappear, but the survivors will eventually emerge stronger and face less competition.

  Protection Against Inflation and Political/Economic Shocks--With inflation decelerating, for the last few years, a consensus has emerged that it will not become a problem in the 1990s. We are less sure of this, as inflation is a global phenomenon and the vast changes reshaping the world's geopolitical bal-ance carry with them the risk of supply disruptions and financial crises. As a result, it appears prudent to keep some inflation insurance in the portfolios, in the form of gold and energy shares.

  Derivative Growth--There are industries whose products or services are sure to be in great demand in the 1990s, but where the fast pace of innovation and the risks of "technological break-throughs" make it difficult to pick the win-ners with any degree of confidence. In addition, regulatory or trade uncertain-ties often bring additional clouds into the picture. In the case of the elec-tronics and pharmaceutical industries, we believe it is safer to invest in the few, well-established distributors and wholesalers than in the manufacturers themselves. The former will benefit from the superior growth of the industry and will distribute the most successful products, whoever manufactures them. Furthermore, among distributors and wholesalers, those which are financially strongest and can make the heavy investment in equipment and software necessary to compete effectively, stand to gain market share at the expense of their smaller and weaker competitors.

  Infrastructure--Throughout the world, the 1990s promise to be a decade of heavy investment in infrastructure. America's aging infrastructure is crumbling and needs repairing; Asia's fast growth and increasing standard of living are creating bottlenecks and a constant need to add roads, bridges, airports, com-munication networks, hospitals, etc. and, in eastern Europe, a modern infra-structure needs to be built to allow the former communist countries to become economically independent.

  While financing for all these projects has not yet been secured, the needs are clearly there and carry a high priority. Companies which design, engineer and make equipment to build these facilities stand to benefit greatly.

  Hidden Assets--As a result of the often indiscriminate mergers and acquisi-tions of the 1980s, many companies have become inefficient conglomerates com-prising both some excellent operations and some money-losing ones. At a time when many of these companies are being aggressively

--------------------------------------------------------------------------------
restructured and re-focused around their better operations, one can sometimes anticipate that a leaner organization, with fewer, successful operations and less debt will be worth significantly more than the old, larger conglomerate.

Robert W. Kleinschmidt
Francois Sicart
Portfolio Managers

--------------------------------------------------------------------------------
  This report is not authorized for distribution to prospective investors un-less preceded or accompanied by a currently effective prospectus of The Tocqueville Trust.

                                  [MAC CHART]

                              THE TOCQUEVILLE FUND

     TABLE OF INVESTMENTS AS CATEGORIZED BY TOCQUEVILLE PORTFOLIO MANAGERS

                                OCTOBER 31, 1995
--------------------------------------------------------------------------------

                                             Market      % of
                                             Value    Net Assets
----------------------------------------------------------------
REVITALIZED BEHEMOTHS                      $8,610,000   25.75%
BankAmerica
Boeing International Co.
Champion Intl.
Citicorp
International Business Machines
Pepsico
RJR Nabisco Holdings
----------------------------------------------------------------
SURVIVORS IN DEPRESSED INDUSTRIES/REGIONS   3,922,500   11.73%
Coast Savings Financial
K Mart
Maytag
Herman Miller Inc.
----------------------------------------------------------------
CHANGING CONSUMER                           2,082,125    6.23%
Heinz, H.J.
Helene Curtis Industries
Western Publishing Group
Apple Computer
----------------------------------------------------------------
NEW INDUSTRIAL REVOLUTION                   2,505,000    7.49%
Burlington Industries
Systemed
Telxon
Giddings & Lewis
----------------------------------------------------------------
PROTECTION AGAINST INFLATION                2,808,125    8.40%
British Petroleum PLC
Catellus Development
Murphy Oil
Newmont Mining
Inco
----------------------------------------------------------------
SPECIAL SITUATIONS                          2,511,253    7.51%
Manville
National Education
Tesoro Petroleum
Ben Franklin Retail Stores
Napro Biotherapeudics
----------------------------------------------------------------

                                      Market       % of
                                       Value    Net Assets
----------------------------------------------------------
DERIVATIVE GROWTH                   $   563,750    1.69%
Foxmeyer Health
Scherer RP
----------------------------------------------------------
HIDDEN ASSETS                         2,814,375    8.42%
Bristol Myers Squibb
Dun & Bradstreet
Melville
Westinghouse Electric
----------------------------------------------------------
CHANGING POLITICAL/
 REGULATORY CLIMATE                   1,485,563    4.44%
Sprint
Archer Daniels Midland
----------------------------------------------------------
INFRASTRUCTURE                          465,000    1.39%
Hanson PLC
----------------------------------------------------------
ASTUTE MANAGEMENT                       847,500    2.53%
Hartford Steam Boiler Insp. & Inc.
Zero
----------------------------------------------------------
TOO MUCH COMPLACENCY                  1,406,250    4.20%
Baker Hughes
Digicon
Varco International
----------------------------------------------------------
U.S. GOVERNMENT
AGENCY BONDS                          2,005,619    6.00%
----------------------------------------------------------
SHORT TERM INVESTMENTS                1,256,000    3.76%
----------------------------------------------------------
TOTAL INVESTMENTS                    33,283,060   99.54%
OTHER ASSETS &
 LIABILITIES, NET                       154,932    0.46%
----------------------------------------------------------
TOTAL NET ASSETS                    $33,437,992  100.00%
                                    -----------

                              THE TOCQUEVILLE FUND

                         SELECTED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                                               CLASS A
                           ---------------------------------------------------
PER SHARE OPERATING
PERFORMANCE
(FOR A SHARE OUTSTANDING                YEAR ENDED OCTOBER 31,
THROUGHOUT THE PERIOD)     ---------------------------------------------------
                                 1995        1994     1993     1992     1991
                           ---------------- -------  -------  -------  -------
Net asset value, begin-
 ning of year                  $ 13.74      $ 13.67  $ 11.83  $ 11.33  $ 10.21
                               -------      -------  -------  -------  -------
Income from investment
 operations
Net investment income             0.15(a)      0.12     0.11     0.17     0.33
Net realized and
 unrealized gain                  1.70         0.88     2.55     1.33     1.41
                               -------      -------  -------  -------  -------
Total from investment op-
 erations                         1.85         1.00     2.66     1.50     1.74
                               -------      -------  -------  -------  -------
Less distributions
Dividends from net in-
 vestment income                 (0.11)       (0.14)   (0.16)   (0.36)   (0.51)
Distributions from net
 realized gains                  (1.41)       (0.79)   (0.66)   (0.64)   (0.11)
                               -------      -------  -------  -------  -------
Total distributions              (1.52)       (0.93)   (0.82)   (1.00)   (0.62)
                               -------      -------  -------  -------  -------
Change in net asset value
 for the year                     0.33         0.07     1.84     0.50     1.12
                               -------      -------  -------  -------  -------
Net asset value, end of
 year                          $ 14.07      $ 13.74  $ 13.67  $ 11.83  $ 11.33
                               -------      -------  -------  -------  -------
Total Return (b)                  16.0%         7.7%    23.7%    14.9%    17.7%
Ratios/supplemental data
Net assets, end of year
 (000)                         $33,438      $29,140  $27,745  $19,496  $17,388
Ratio to average net as-
 sets of:
 Expenses                         1.57%(a)     1.54%    1.56%    1.74%    1.96%
 Net investment income            1.07%(a)     0.87%    0.96%    1.44%    3.38%
Portfolio turnover rate             47%          52%      54%      89%      97%
                               CLASS B
                           ----------------
                             PERIOD FROM
                           AUGUST 14, 1995
                                  TO
                           OCTOBER 31, 1995
                           ----------------
Net asset value, begin-
 ning of period                $ 14.68
                               -------
Income from investment
 operations
Net investment income              --
Net realized and
 unrealized gain (loss)          (0.67)
                               -------
Total from investment op-
 erations                        (0.67)
                               -------
Net asset value, end of
 period                        $ 14.01
                               -------
Total Return (c)                 (4.56)%
Ratios/supplemental data
Net assets, end of period          191
Ratio to average net as-
 sets of:
 Expenses                          --
 Net investment income             --

(a) Net of fees waived amounting to 0.02% of average net assets for the period ended October 31, 1995.
(b) Does not include maximum sales load of 4%.
(c) Does not include contingent deferred sales charge. Not annualized.

                              THE TOCQUEVILLE FUND

                       INVESTMENTS AS OF OCTOBER 31, 1995
--------------------------------------------------------------------------------

                                                 Market      % of
COMMON STOCKS--89.78%                 Shares     Value    Net Assets
--------------------------------------------------------------------
BASIC INDUSTRIES--5.87%
Champion Intl. Corp.                    20,000 $1,070,000    3.20%
Inco, Ltd.                              15,000    515,625    1.54%
Newmont Mining Corp.                    10,000    377,500    1.13%
--------------------------------------------------------------------
                                                1,963,125    5.87%
--------------------------------------------------------------------
CAPITAL GOODS--2.26%
Giddings & Lewis, Inc.                  10,000    161,250    0.48%
Westinghouse Electric Corp.             15,000    211,875    0.64%
Zero Corp.                              25,000    381,250    1.14%
--------------------------------------------------------------------
                                                  754,375    2.26%
--------------------------------------------------------------------
CONSUMER BASICS--18.37%
Archer Daniels Midland Co.              20,500    330,563    0.99%
Bristol Myers Squibb Co.                20,000  1,525,000    4.56%
Foxmeyer Health Corp.                   15,000    341,250    1.02%
Hanson PLC                              30,000    465,000    1.39%
Heinz, H.J. Co.                         20,000    930,000    2.78%
Pepsico, Inc.                           15,000    791,250    2.37%
RJR Nabisco Holdings Corp.              50,000  1,537,500    4.60%
Scherer RP Corp. Del.(a)                 5,000    222,500    0.66%
--------------------------------------------------------------------
                                                6,143,063   18.37%
--------------------------------------------------------------------
CONSUMER DURABLES--2.27%
Ben Franklin Retail Stores(a)             1.01          3    0.00%
Maytag Corp.                            40,000    760,000    2.27%
--------------------------------------------------------------------
                                                  760,003    2.27%
--------------------------------------------------------------------
CONSUMER NON-DURABLES--11.11%
Burlington Industries, Inc.(a)         100,000  1,112,500    3.33%
Helene Curtis Industries, Inc.          20,000    597,500    1.79%
K Mart Corp.                           150,000  1,218,750    3.64%
Melville Corporation                    15,000    480,000    1.43%
Systemed, Inc. Del.(a)                  50,000    306,250    0.92%
--------------------------------------------------------------------
                                                3,715,000   11.11%
--------------------------------------------------------------------
ENERGY--11.46%
Baker Hughes, Inc.                      25,000    490,625    1.47%
British Petroleum PLC                   10,000    882,500    2.64%
Digicon, Inc.                           75,000    459,375    1.37%
Murphy Oil Corp.                        20,000    757,500    2.27%
Tesoro Petroleum Corp.(a)              100,000    787,500    2.35%
Varco International Inc.(a)             50,000    456,250    1.36%
--------------------------------------------------------------------
                                                3,833,750   11.46%
--------------------------------------------------------------------
FINANCE--13.81%
BankAmerica Corp.                       20,000  1,150,000    3.44%
Citicorp                                30,000  1,946,250    5.82%
Coast Savings Financial, Inc.(a)        40,000  1,055,000    3.16%
Hartford Steam Boilers Insp. & Inc.     10,000    466,250    1.39%
--------------------------------------------------------------------
                                                4,617,500   13.81%
--------------------------------------------------------------------

(a) Non-income producing security.

See Notes to Financial Statements.


COMMON STOCKS                                           Market       % of
 (CONTINUED)                                 Shares      Value    Net Assets
----------------------------------------------------------------------------
GENERAL BUSINESS--8.10%
Dun & Bradstreet Corp.                         10,000 $   597,500    1.79%
Miller, Herman Inc.                            30,000     888,750    2.66%
National Education Corp.(a)                   100,000     812,500    2.43%
Western Publishing Group, Inc.(a)              50,000     409,375    1.22%
----------------------------------------------------------------------------
                                                        2,708,125    8.10%
----------------------------------------------------------------------------
MISCELLANEOUS--1.81%
Cattellus Development(a)                       50,000     275,000    0.82%
Napro Biotherapeudics, Inc.(a)                 30,000     330,000    0.99%
----------------------------------------------------------------------------
                                                          605,000    1.81%
----------------------------------------------------------------------------
SHELTER--1.74%
Manville Corp.(a)                              50,000     581,250    1.74%
----------------------------------------------------------------------------
                                                          581,250    1.74%
----------------------------------------------------------------------------
TECHNOLOGY--9.53%
Apple Computer                                  4,000     145,250    0.44%
Boeing International Co.                       10,000     656,250    1.96%
International Business Machines                15,000   1,458,750    4.36%
Telxon Corp.                                   40,000     925,000    2.77%
----------------------------------------------------------------------------
                                                        3,185,250    9.53%
----------------------------------------------------------------------------
UTILITIES--3.45%
Sprint Corp.                                   30,000   1,155,000    3.45%
----------------------------------------------------------------------------
                                                        1,155,000    3.45%
----------------------------------------------------------------------------
Total Common Stocks
 (Cost $23,875,345)                                    30,021,441   89.78%
----------------------------------------------------------------------------
U.S. GOVERNMENT                             Principal
 AGENCY BONDS--6.0%                            Amount
----------------------------------------------------------------------------
Federal Home Loan Banks
 5.920%, 4/04/97                            1,000,000     999,209    2.99%
Federal Home Loan Mortgage Corp. 6.875%,
 9/18/02                                    1,000,000   1,006,410    3.01%
----------------------------------------------------------------------------
Total U.S. Gov't Agency Bonds (Cost
 $1,980,388)                                            2,005,619    6.00%
----------------------------------------------------------------------------
SHORT TERM INVESTMENTS--3.76%
Repurchase Agreement,
State Street Bank & Trust Company, dated
 10/31/95,
 due 11/01/95, 4.5%
 Collateralized by U.S.
 Treasury Notes valued at $1,283,814. Re-
 purchase proceeds of $1,256,157 (Cost
 $1,256,000).                               1,256,000   1,256,000    3.76%
----------------------------------------------------------------------------
TOTAL INVESTMENTS
 (COST $27,111,733)--99.54%                            33,283,060   99.54%
OTHER ASSETS & LIABILITIES, NET--0.46%                    154,932    0.46%
----------------------------------------------------------------------------
TOTAL NET ASSETS--100.0%                              $33,437,992  100.00%
                                                      -----------

                              THE TOCQUEVILLE FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                                October 31, 1995
--------------------------------------------------------------------------------

ASSETS
Investments, at values (identified cost $27,111,733)               $33,283,060
Cash                                                                       511
Receivables for Fund shares sold                                        28,184
Receivables for investments sold                                       153,420
Dividends and interest receivable                                       53,369
Other assets                                                            25,322
                                                                   -----------
                                                                    33,543,866
                                                                   -----------
LIABILITIES
Payable for Fund shares repurchased                                     14,120
Accrued investment adviser's fee                                        22,098
Accrued distribution fee                                                29,231
Accrued expenses                                                        40,425
                                                                   -----------
                                                                       105,874
                                                                   -----------
NET ASSETS                                                         $33,437,992
                                                                   -----------
At October 31, 1995 net assets consisted of:
Capital paid in                                                    $24,687,637
Undistributed net investment income                                    318,948
Undistributed net realized gain                                      2,260,080
Net unrealized appreciation                                          6,171,327
                                                                   -----------
                                                                   $33,437,992
                                                                   -----------
CLASS A
NET ASSET VALUE PER SHARE ($33,437,801/2,376,042 shares outstand-
 ing)                                                                   $14.07
                                                                        ------
Maximum offering price ($14.07/96%)                                     $14.66
                                                                        ------
CLASS B
NET ASSET VALUE PER SHARE AND MAXIMUM OFFERING PRICE ($191/14
 shares outstanding)                                                    $14.01
                                                                        ------

See Notes to Financial Statements.

                              THE TOCQUEVILLE FUND

                            STATEMENT OF OPERATIONS

                          Year Ended October 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends (net of $9,918 foreign taxes withheld)             $  584,567
Interest                                                        250,823
                                                             ----------
                                                                835,390
                                                             ----------
EXPENSES
Investment adviser's fee (Note 2)                               240,219
Custodian and fund accounting                                    50,530
Transfer agent and shareholder services                          28,770
Audit                                                            18,115
Legal                                                            32,080
Distribution (Note 4)
  Class A                                                        80,011
  Class B                                                           --
Administration fee (Note 4)                                       6,767
Printing                                                          8,295
Registration                                                     12,770
Trustees fee                                                     10,217
Fidelity bond                                                     3,557
Other                                                             7,300
                                                             ----------
 Total expenses                                                 498,631
  Less: fees waived (Note 4)                                     (6,767)
                                                             ----------
  Net expenses                                                  491,864
                                                             ----------
  NET INVESTMENT INCOME                                         343,526
                                                             ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments                            2,506,947
  Net unrealized appreciation of investments during the year  2,103,502
                                                             ----------
  Net gain on investments                                     4,610,449
                                                             ----------
Net increase in net assets resulting from operations         $4,953,975
                                                             ----------

See Notes to Financial Statements.

                              THE TOCQUEVILLE FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                              FOR THE YEAR ENDED
                                                  OCTOBER 31,
                                            ------------------------
                                               1995         1994
                                               ----         ----
INCREASE (DECREASE) IN NET ASSETS
Operations
 Net investment income                      $   343,526  $   253,499
 Net realized gain                            2,506,947    2,984,525
 Net unrealized appreciation (depreciation)   2,103,502   (1,138,343)
                                            -----------  -----------
  Net increase resulting from operations      4,953,975    2,099,681
Distributions to shareholders from:
 Net investment income
  Class A                                      (233,851)    (276,384)
  Class B                                       --           --
 Net realized gain on investments
  Class A                                    (2,995,036)  (1,573,419)
  Class B                                       --           --
Fund share transactions (Note 3)
 Class A                                      2,572,904    1,144,676
 Class B                                            200      --
                                            -----------  -----------
  Net increase in net assets                  4,298,192    1,394,554
NET ASSETS
 Beginning of year                           29,139,800   27,745,246
                                            -----------  -----------
 End of year                                $33,437,992  $29,139,800
                                            -----------  -----------

See Notes to Financial Statements.

                             THE TOCQUEVILLE FUND

                         NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTE 1

  The Tocqueville Trust (the "Trust") was organized as a Massachusetts busi-ness trust registered under the Investment Company Act of 1940 as amended, as a diversified, open-end management investment company. The Trust consists of five separate Funds: The Tocqueville Fund, The Tocqueville Asia-Pacific Fund, The Tocqueville Small Cap Value Fund, The Tocqueville Europe Fund and The Tocqueville Government Fund (the "Funds"). The following is a summary of sig-nificant accounting principles followed by the Trust in the preparation of its financial statements.

-------------------------------------------------------------------------------
SECURITY VALUATION

  Investments in securities, including foreign securities, traded on an ex-change or quoted on the over-the-counter market are valued at the last sale price or, if no sale occurred during the day, at the mean between closing bid and asked prices, as last reported by a pricing service approved by the Trust-ees. When market quotations are not readily available, or when restricted se-curities or other assets are being valued, such assets are valued at fair value as determined in good faith by or under procedures established by the Trustees. Short-term investments are stated at cost which, together with ac-crued interest, approximates market value.

-------------------------------------------------------------------------------
FEDERAL INCOME TAX

  It is the Trust's policy to comply with the provisions of the Internal Reve-nue Code ("Code") applicable to regulated investment companies and to distrib-ute all of its taxable income to its shareholders. It is also the Trust's in-tention to distribute amounts sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no federal income or excise tax provision is required.

-------------------------------------------------------------------------------
OTHER

  Security transactions are accounted for on the trade date, the date the or-der to buy or sell is executed. Dividend income is recognized on the ex-divi-dend date or at the time the Fund becomes aware, whichever is earlier. Inter-est income is recognized on the accrual basis and market discount is accounted for on a straight-line basis from settlement date. The Trust uses the first-in, first-out method for determining realized gain or loss on investments sold for both financial reporting and federal tax purposes. Distributions to share-holders are recorded on the ex-dividend date. Expenses incurred by the Trust not specifically identified to a Fund are allocated on a basis relative to the size of each fund's daily net asset value.

-------------------------------------------------------------------------------
NOTE 2

  Tocqueville Asset Management L.P. ("Tocqueville"), is the investment adviser to the Trust under an Investment Advisory Agreement approved by shareholders on February 26, 1990. For its services, Tocqueville receives a fee from the Tocqueville Fund payable monthly, at an annual rate of .75% of the first $100 million of the Fund's average daily net assets, .70% of the next $400 million of average daily net assets, and .65% of average daily net assets in excess of $500 million.

-------------------------------------------------------------------------------

  Certain states in which shares of the Trust are qualified for sale impose limitations on the expenses of the Trust. The Advisory Agreement provides that if, in any fiscal year, the total expenses of the Trust (excluding taxes, in-terest, extraordinary expenses and the distribution fee but including the Ad-viser's fee) exceed the expense limitation applicable to the Trust imposed by the securities regulations of any state in which it is registered to sell shares, Tocqueville will pay or reimburse the Trust for that excess up to the amount of its fee. The most restrictive limitation currently applicable (ex-cluding the items described above) limits a fund to 2.5% of the Trust's first $30,000,000 of average daily net assets, 2% of the next $70,000,000, and 1.5% of the Trust's average daily net assets over $100,000,000. No such reimburse-ment was required for the year ended October 31, 1995.

-------------------------------------------------------------------------------
NOTE 3

  Effective August 14, 1995 the Fund offered two classes of shares: Class A and Class B shares. Shares of each class are identical except for the initial sales load on Class A shares, a contingent deferred sales charge on Class B shares, distribution fees, and voting rights on matters effecting a single class. All Fund shares outstanding before August 14, 1995 were designated as Class A shares. At October 31, 1995, there were an unlimited number of shares of beneficial interest authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                                   CLASS A
                                  --------------------------------------------
                                       YEAR ENDED             YEAR ENDED
                                    OCTOBER 31, 1995       OCTOBER 31, 1994
                                  ---------------------  ---------------------
                                   SHARES     AMOUNT      SHARES     AMOUNT
                                   ------     ------      ------     ------
Shares sold                        448,435  $ 5,664,101   314,344  $ 4,224,458
Shares issued on reinvestment of
 dividends                         230,270    2,634,292   116,679    1,517,988
Shares redeemed                   (422,865)  (5,725,489) (340,661)  (4,597,770)
                                  --------  -----------  --------  -----------
Net increase                       255,840  $ 2,572,904    90,362  $ 1,144,676
                                  --------  -----------  --------  -----------
                                        CLASS B
                                  ---------------------
                                  FOR THE PERIOD FROM
                                    AUGUST 14, 1995
                                        THROUGH
                                    OCTOBER 31, 1995
                                  ---------------------
                                   SHARES     AMOUNT
                                   ------     ------
Shares sold                             14  $       200
Shares issued on reinvestment of
 dividends                           --         --
Shares redeemed                      --         --
                                  --------  -----------
Net increase                            14  $       200
                                  --------  -----------

--------------------------------------------------------------------------------
NOTE 4

  Tocqueville Securities L.P. (the "Distributor") acts as distributor for shares of the Fund and purchases shares of the Fund at net asset value to fill orders as received from investment dealers. For the year ended October 31, 1995, the Distributor received net commissions of $1,591 from the sale of the Fund's shares.

  The Fund has adopted distribution plans related to the sale of Class A and Class B shares pursuant to which the Fund may incur distribution expenses in amounts not to exceed 0.25% and 0.75% per annum of the average daily net assets of Class A and Class B shares, respectively. Such expenses may include, but are not limited to, advertising, printing, and distribution of sales literature, prospectuses and other materials, and payments to dealers and shareholders ser-vicing agents including the Distributor. Under the distribution plans, the Dis-tributor is permitted to carry forward expenses not reimbursed by the distribu-tion fees to subsequent fiscal years for submission to the Fund for payment, subject to the continuation of the Plan. The Distributor has informed the Trust that, as of October 31, 1995, there were $59,065 in unreimbursed expenses for the Fund.

  Class B shares which are redeemed within six years of purchase are subject to a contingent deferred sales charge at rates ranging from 5% to 0%, charged as a percentage of the dollar amount subject thereto. There were no contingent de-ferred sales charges paid to the Distributor for the year ended October 31, 1995.

  Commissions earned by the Distributor for services rendered as a registered broker-dealer in securities transactions for the Fund for the year ended Octo-ber 31, 1995 were $39,665.

  Pursuant to an Administrative Services Agreement, effective September 15, 1995, the Fund pays to the Distributor a fee computed and paid monthly at an annual rate of 0.15% of the average daily net assets of the Fund. During the year ended October 31, 1995, the Distributor waived administration fees of $6,767.

--------------------------------------------------------------------------------
NOTE 5

  Purchases and sales of investment securities (excluding short-term instru-ments) for the year ended October 31, 1995 were as follows:

                             THE
                         TOCQUEVILLE
                            FUND
                         -----------
        PURCHASES
        U.S. Government  $ 1,978,750
        Other             12,414,310
                         -----------
                         $14,393,060
                         -----------
        SALES
        U.S. Government  $ 2,998,906
        Other             12,112,461
                         -----------
                         $15,111,367
                         -----------

--------------------------------------------------------------------------------
NOTE 6

  Unrealized appreciation at October 31, 1995 based on cost of securities for Federal tax purposes is as follows:

                                           THE
                                       TOCQUEVILLE
                                          FUND
                                       -----------
        Gross unrealized appreciation  $ 7,781,788
        Gross unrealized depreciation   (1,851,441)
                                       -----------
        Net unrealized appreciation    $ 5,930,347
                                       -----------
        Cost of investments            $27,352,713
                                       -----------

--------------------------------------------------------------------------------

                              THE TOCQUEVILLE FUND


--------------------------------------------------------------------------------

INDEPENDENT AUDITOR'S REPORT

To the Board of Trustees and Shareholders
 The Tocqueville Fund

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of The Tocqueville Fund, a series of The Tocqueville Trust, as of October 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the selected financial information for each of the three years in the period then ended. These financial statements and se-lected financial information are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and selected financial information based on our audits.

We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected finan-cial information are free of material misstatement. An audit includes examin-ing, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian. An audit also in-cludes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presenta-tion. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected financial information referred to above present fairly, in all material respects, the financial position of The Tocqueville Fund, a series of The Tocqueville Trust as of October 31, 1995, the results of its operation, the changes in its net assets, and the selected financial information for the periods indicated, in conformity with generally accepted accounting principles.

                                         /s/ McGladrey & Pullen, LLP
New York, New York
December 1, 1995

                              THE TOCQUEVILLE FUND
                       THE TOCQUEVILLE ASIA-PACIFIC FUND
                          THE TOCQUEVILLE EUROPE FUND
                      THE TOCQUEVILLE SMALL CAP VALUE FUND

                 Special Meeting of Shareholders, July 31, 1995


--------------------------------------------------------------------------------

  A Special Meeting of Shareholders of the Trust was held on July 31, 1995 at the offices of Kramer, Levin, Naftalis, Nessen, Kamin & Frankel, 919 Third Ave-nue, New York, New York. The purpose of the meeting was to elect six trustees of the Trust, to ratify McGladrey and Pullen, LLP as independent public accoun-tants for the Trust, to approve an amendment to the Declaration and Agreement of Trust to permit the Trustees to authorize, without shareholder approval, the issuance of separate and distinct classes of shares of each series of the Trust and to approve the elimination of some fundamental investment restrictions of the Trust requiring shareholder approval. At the meeting, the shareholders voted in favor of all of the resolutions presented to them. No other business was conducted at the Special Meeting of Shareholders.

  The results of the voting at the Special Meeting of Shareholders was as fol-lows:

   1. Ratification of an amendment to the Agreement and Declaration of Trust to permit the Trustees, without shareholder approval, to authorize The Tocqueville Trust to issue separate and distinct classes of shares of each series:

    THE TOCQUEVILLE FUND
      For: 1,465,660.45     Against: 4,474.39  Abstain: 5,053.03

    THE TOCQUEVILLE ASIA-PACIFIC FUND
      For: 299,433.12       Against: -0-       Abstain: 38.46

    THE TOCQUEVILLE EUROPE FUND
      For: 250,116.87       Against: -0-       Abstain: -0-

    THE TOCQUEVILLE SMALL CAP VALUE FUND
      For: 466,723.20       Against: -0-       Abstain: -0-

   2. Approval of the elimination of the Funds' fundamental investment re-striction concerning short sales:

    THE TOCQUEVILLE FUND
      For: 1,469,900.22     Against: 4,474.39  Abstain: 813.26

    THE TOCQUEVILLE ASIA-PACIFIC FUND
      For: 299,471.58       Against: -0-       Abstain: -0-

    THE TOCQUEVILLE EUROPE FUND
      For: 249,193.87       Against: -0-       Abstain: 923.00

    THE TOCQUEVILLE SMALL CAP VALUE FUND
      For: 466,723.20       Against: -0-       Abstain: -0-

--------------------------------------------------------------------------------

   3. Approval of the elimination of the Funds' fundamental investment re-striction concerning investment for control were as follows:

    THE TOCQUEVILLE FUND
      For: 1,471,351.92     Against: 3,022.69  Abstain: 813.26

    THE TOCQUEVILLE ASIA-PACIFIC FUND
      For: 299,471.58       Against: -0-       Abstain: -0-

    THE TOCQUEVILLE EUROPE FUND
      For: 250,116.87       Against: -0-       Abstain: -0-

    THE TOCQUEVILLE SMALL CAP VALUE FUND
      For: 466,723.20       Against: -0-       Abstain: -0-

   4. Approval of the elimination of the Funds' fundamental investment re-striction concerning securities of affiliates:

    THE TOCQUEVILLE FUND
      For: 1,464,396.14     Against: 9,978.47  Abstain: 813.26

    THE TOCQUEVILLE ASIA-PACIFIC FUND
      For: 299,471.58       Against: -0-       Abstain: -0-

    THE TOCQUEVILLE EUROPE FUND
      For: 249,193.87       Against: -0-       Abstain: 923.00

    THE TOCQUEVILLE SMALL CAP VALUE FUND
      For: 446,723.20       Against: -0-       Abstain: -0-

   5. Approval of the elimination of the Funds' fundamental investment re-striction concerning securities of other investment companies:

    THE TOCQUEVILLE FUND
      For: 1,469,057.52     Against: 5,317.09  Abstain: 813.26

    THE TOCQUEVILLE ASIA-PACIFIC FUND
      For: 299,471.58       Against: -0-       Abstain: -0-

    THE TOCQUEVILLE EUROPE FUND
      For: 250,116.87       Against: -0-       Abstain: -0-

    THE TOCQUEVILLE SMALL CAP VALUE FUND
      For: 446,723.20       Against: -0-       Abstain: -0-

--------------------------------------------------------------------------------

   6. Approval of the elimination of the Funds' fundamental investment re-striction concerning development programs:

    THE TOCQUEVILLE FUND
      For: 1,468,635.92     Against: 5,738.69  Abstain: 813.26

    THE TOCQUEVILLE ASIA-PACIFIC FUND
      For: 299,471.58       Against: -0-       Abstain: -0-

    THE TOCQUEVILLE EUROPE FUND
      For: 250,116.87       Against: -0-       Abstain: -0-

    THE TOCQUEVILLE SMALL CAP VALUE FUND
      For: 446,723.20       Against: -0-       Abstain: -0-

   7.Approval of the elimination of the Funds' fundamental investment re-striction concerning transactions involving puts, calls or options:

    THE TOCQUEVILLE FUND
      For: 1,464,689.65     Against: 9,684.96  Abstain: 813.26

    THE TOCQUEVILLE ASIA-PACIFIC FUND
      For: 299,471.58       Against: -0-       Abstain: -0-

    THE TOCQUEVILLE EUROPE FUND
      For: 249,193.87       Against: -0-       Abstain: 923.00

    THE TOCQUEVILLE SMALL CAP VALUE FUND
      For: 446,723.20       Against: -0-       Abstain: -0-

   8.Approval of the elimination of the Funds' fundamental investment re-striction concerning investment in securities of issuers in operation for less than three years:

    THE TOCQUEVILLE FUND
      For: 1,460,800.07     Against: 13,574.54 Abstain: 813.26

    THE TOCQUEVILLE ASIA-PACIFIC FUND
      For: 299,471.58       Against: -0-       Abstain: -0-

    THE TOCQUEVILLE EUROPE FUND
      For: 250,116.87       Against: -0-       Abstain: -0-

    THE TOCQUEVILLE SMALL CAP VALUE FUND
      For: 446,723.20       Against: -0-       Abstain: -0-

--------------------------------------------------------------------------------

   9. Approval of the amendment of the Funds' fundamental investment re-stricting concerning the lending of money or securities:

    THE TOCQUEVILLE FUND
      For: 1,459,829.27     Against: 14,545.34 Abstain: 813.26

    THE TOCQUEVILLE ASIA-PACIFIC FUND
      For: 299,471.58       Against: -0-       Abstain: -0-

    THE TOCQUEVILLE EUROPE FUND
      For: 250,116.87       Against: -0-       Abstain: -0-

    THE TOCQUEVILLE SMALL CAP VALUE FUND
      For: 446,723.20       Against: -0-       Abstain: -0-

  10. Approval of the amendment of the Funds' fundamental investment restric-tion concerning commodities:

    THE TOCQUEVILLE FUND
      For: 1,465,660.45     Against: 8,714.16  Abstain: 813.26

    THE TOCQUEVILLE ASIA-PACIFIC FUND
      For: 299,471.58       Against: -0-       Abstain: -0-

    THE TOCQUEVILLE EUROPE FUND
      For: 250,116.87       Against: -0-       Abstain: -0-

    THE TOCQUEVILLE SMALL CAP VALUE FUND
      For: 446,723.20       Against: -0-       Abstain: -0-

  11. Approval of the elimination of The Tocqueville Fund's and The Tocqueville Small Cap Value Fund's fundamental restriction concerning restricted and illiquid securities:

    THE TOCQUEVILLE FUND
      For: 1,464,490.27     Against: 9,884.34  Abstain: 813.26

    THE TOCQUEVILLE SMALL CAP VALUE FUND
      For: 446,723.20       Against: -0-       Abstain: -0-

  12.Approval of the elimination of The Tocqueville Fund's and The
     Tocqueville Small Cap Value Fund's fundamental restriction concerning the amount of allowable investment in foreign securities:

    THE TOCQUEVILLE FUND
      For: 1,470,321.45     Against: 4,053.16  Abstain: 813.26

    THE TOCQUEVILLE SMALL CAP VALUE FUND
      For: 446,723.20       Against: -0-       Abstain: -0-

--------------------------------------------------------------------------------

  13.Approval of the elimination of The Tocqueville Asia-Pacific Fund's and The Tocqueville Europe Fund's fundamental restriction concerning re-stricted and illiquid securities:

    THE TOCQUEVILLE ASIA-PACIFIC FUND
      For: 299,471.58       Against: -0-       Abstain: -0-

    THE TOCQUEVILLE EUROPE FUND
      For: 250,116.87       Against: -0-       Abstain: -0-

  14.Approval of the elimination of The Tocqueville Asia-Pacific Fund's and The Tocqueville Europe Fund's fundamental restriction concerning securi-ties of other investment companies were as follows:

    THE TOCQUEVILLE ASIA-PACIFIC FUND
      For: 299,471.58       Against: -0-       Abstain: -0-

    THE TOCQUEVILLE EUROPE FUND
      For: 250,116.87       Against: -0-       Abstain: -0-

  15.Approval of the elimination of The Tocqueville Asia-Pacific Fund's and The Tocqueville Europe Fund's fundamental restriction concerning war-rants were as follows:

    THE TOCQUEVILLE ASIA-PACIFIC FUND
      For: 299,471.58       Against: -0-       Abstain: -0-

    THE TOCQUEVILLE EUROPE FUND
      For: 249,193.87       Against: -0-       Abstain: 923.00

  16. Election of six (6) Trustees, for a term to expire until his or her successor is elected and has qualified:

                                        WITHHOLDING
                               FOR       AUTHORITY
                               ---      -----------
     Francois Sicart       2,471,499.52       -0-
     Bernard Combemale     2,471,499.52       -0-
     James Flaherty        2,466,639.14  4,860.38
     Inge Heckel           2,466,639.14  4,860.38
     Robert Kleinschmidt   2,471,499.52       -0-
     Francois Letaconnoux  2,471,499.52       -0-

  17. Ratification of the selection of McGladrey & Pullen, LLP, as indepen-dent public accountants for the Trust for the fiscal year ended October 31, 1995.

      For: 2,471,102.02     Against: -0-       Abstain: 397.50

                              INVESTMENT ADVISOR
                       Tocqueville Asset Management L.P.
                                 1675 Broadway
                           New York, New York 10019
                           Telephone: (212) 698-0800
                          Telecopier: (212) 262-0154

                                  DISTRIBUTOR
                          Tocqueville Securities L.P.
                                 1675 Broadway
                           New York, New York 10019
                           Telephone: (800) 697-3863
                          Telecopier: (212) 262-0154

                           SHAREHOLDERS' SERVICING,
                         CUSTODIAN AND TRANSFER AGENT
                      State Street Bank and Trust Company
                                 P.O. Box 8507
                       Boston, Massachusetts 02266-8507
                              Telephone Toll Free
                                (800) 626-9402

                               BOARD OF TRUSTEES
                          Francois Sicart -- Chairman
                             Bernard F. Combemale
                               James B. Flaherty
                                  Inge Heckel
                            Robert W. Kleinschmidt
                             Francois Letaconnoux

                          [LOGO] The Tocqueville Fund

                             The Tocqueville Fund

                                  a series of
                             The Tocqueville Trust


                                 Annual Report

                               October 31, 1995

                          THE TOCQUEVILLE EUROPE FUND


-------------------------------------------------------------------------------
DEAR FELLOW SHAREHOLDERS:

  The Tocqueville Europe Fund, wound up its fiscal year with a gain of 8.08% for Class A shareholders, against a gain of 13.21% for the Morgan Stanley Eu-rope Index, after having been slightly ahead of that index in the first six months. In part, this was due to the relatively large cash reserves which we felt prudent to hold, in view of the unsettled economic and political environ-ment in the region. In addition, as is often the case in uncertain times, in-vestors sought refuge in the shares of large, well-known companies. While the operating results of many smaller companies in our portfolio have been signif-icantly better than for larger ones, their shares have tended to lag temporar-ily.

  Overall, in spite of the significant problems plaguing Germany, France, Ita-ly, Spain and some other countries as well, we are feeling increasingly opti-mistic. Enough pain, both economic and political, has now been felt so that policies are being altered to allow for new stimulus and lower interest rates.

  Meanwhile, many companies, especially those not big enough to operate under the protection of governments, have become particularly lean and competitive, and present significant recovery potential in a more buoyant environment. We find particularly good values in France, where price/earnings ratios and par-ticularly price/cash-flow ratios are well below those available for similar companies in the United States. Although the choices are narrower, the same can be said of Spain and Italy.

  The risk remains of a significant appreciation of the dollar against most European countries. We have purchased enough put options on the Deutschemark and the French Franc to protect the portfolio against the possibility of a sharp advance of the U.S. currency.


Francois Sicart
Portfolio Manager


-------------------------------------------------------------------------------
  This report is not authorized for distribution to prospective investors un-less preceded or accompanied by a currently effective prospectus of The Tocqueville Trust.

--------------------------------------------------------------------------------


                                  [MAC CHART]



--------------------------------------------------------------------------------

                          THE TOCQUEVILLE EUROPE FUND

                         SELECTED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

                                                        CLASS A
                                          ------------------------------------
                                                               PERIOD FROM
                                             YEAR ENDED      AUGUST 1, 1994
                                          OCTOBER 31, 1995 TO OCTOBER 31, 1994
                                          ---------------- -------------------
PER SHARE OPERATING PERFORMANCE
(FOR A SHARE OUTSTANDING THROUGHOUT THE
PERIOD)
Net asset value, beginning of period.....      $10.02            $10.00
                                               ------            ------
Income from investment operations:
Net investment loss......................       (0.01)(a)         (0.04)(b)
Net realized and unrealized gain.........        0.82              0.06
                                               ------            ------
Total from investment operations.........        0.81              0.02
                                               ------            ------
Net asset value, end of period...........      $10.83            $10.02
                                               ======            ======
Total Return(c)..........................        8.08%             0.20%
Ratios/supplemental data
Net assets, end of period (000)..........      $6,270            $2,516
Ratio of average net assets of:
 Expenses................................        4.43%(a)          6.18%*(b)
 Net investment income...................       (0.53%)(a)        (2.47%)*(b)
Portfolio turnover rate..................      109.48%             0.00%

                                                                    CLASS B
                                                                ----------------
                                                                  PERIOD FROM
                                                                AUGUST 14, 1995
                                                                       TO
                                                                OCTOBER 31, 1995
                                                                ----------------
Net asset value, beginning of period...........................      $10.93
                                                                     ------
Income from investment operations:
Net investment income..........................................         --
Net realized and unrealized loss...............................       (0.12)
                                                                     ------
Total from investment operations...............................       (0.12)
                                                                     ------
Net asset value, end of period.................................      $10.81
                                                                     ======
Total Return(d)................................................       (1.10%)
Ratios/supplemental data
Net assets, end of period......................................      $  198
Ratio of average net assets of:
 Expenses......................................................         --
 Net investment income.........................................         --

--------
(a) Net of fees waived amounting to 1.28% of average net assets for the year ended October 31, 1995.
(b) Net of fees waived amounting to 1.00% of average net assets for the year ended October 31, 1994.
(c) Does not include maximum sales load of 4%.
(d) Does not include contingent deferred sales charge. Not annualized.
 * Annualized.

                          THE TOCQUEVILLE EUROPE FUND

                       INVESTMENTS AS OF OCTOBER 31, 1995

--------------------------------------------------------------------------------

                                    US$
                                   Market      % of
COMMON STOCKS--60.33%     Shares   Value    Net Assets
------------------------------------------------------
GERMANY--1.98%
Eifelhohen Klinik            310 $   58,387    0.93%
Puma AG(a)                   200     55,437    0.89%
Dorries Scharmann(a)       1,800     10,235    0.16%
------------------------------------------------------
                                    124,059    1.98%
------------------------------------------------------
FRANCE--38.47%
ADA                        3,600    150,384    2.40%
APEM                       2,000     64,339    1.03%
Credit Commercial France   1,500     74,639    1.19%
Darnal Expansion(a)        5,000     49,145    0.78%
Delachaux                  1,000    100,338    1.60%
Devernois                  1,750    162,746    2.60%
Europeene du Propulsion    2,000    131,054    2.09%
Ferrailes CFF                500     54,367    0.87%
Eiffage                      550     81,089    1.29%
GFI Industries             1,000     82,932    1.32%
Groupe Partouche(a)        1,500     87,847    1.40%
Faiveley                   1,000     60,407    0.96%
Infopoint                  1,000     28,054    0.45%
CET                        2,000    105,580    1.68%
Intl. Metal Service          700    101,771    1.62%
Metrologie Intl.(a)       35,000    110,013    1.75%
Mediascience                 350     29,248    0.47%
Musee Grevin(a)            1,200     26,054    0.42%
CPR Cie Par Reesco         2,000    153,988    2.46%
Radiall SA                   500     52,524    0.84%
Rouleau Guichard(a)        1,700    163,612    2.61%
Soc. Elf Acquitaine          500     34,094    0.54%
Synthelabo                 2,000    128,924    2.06%
Thermador Holdings         1,000     84,094    1.34%
Sanofi                     1,716    109,598    1.75%
Usinor Sacilor(a)         10,000    149,483    2.38%
Vilmorin                     500     35,922    0.57%
------------------------------------------------------
                                  2,412,246   38.47%
------------------------------------------------------
ITALY--4.83%
Marzotto & Figli          13,000     82,836    1.32%
Tecnost SPA               38,000     78,724    1.26%
Luxottica Group SPA        2,900    141,375    2.25%
------------------------------------------------------
                                    302,935    4.83%
------------------------------------------------------
NETHERLANDS--11.45%
Aalberts Industrie         1,350     79,120    1.26%
Getronics NV               1,900     90,648    1.45%
Hagemeyer                  1,600     79,681    1.27%
IHC Caland NV              2,500     71,121    1.13%
KLM                        2,500     82,526    1.32%
Kon PTT Nederland          2,500     87,911    1.40%
Royal Dutch Petroleum        600     74,473    1.19%
Stork NV                   2,300     55,667    0.89%
Volker Stevin              1,500     96,464    1.54%
------------------------------------------------------
                                    717,611   11.45%
------------------------------------------------------

(a) Non-income producing security

See Notes to Financial Statements.

                                                          US$
                                                         Market       % of
COMMON STOCKS (CONTINUED)                     Shares     Value     Net Assets
-----------------------------------------------------------------------------
SPAIN & PORTUGAL--.70%
First Iberian Fund, Inc.(a)                      6,000 $   43,875    0.70%
-----------------------------------------------------------------------------
UNITED KINGDOM--2.90%
Cable & Wireless                                10,500     68,572    1.09%
Hays                                            10,000     57,875    0.93%
RTZ Corp.                                        4,000     55,408    0.88%
-----------------------------------------------------------------------------
                                                          181,855    2.90%
-----------------------------------------------------------------------------
Total Common Stocks
 (Cost $3,496,083)                                      3,782,581
-----------------------------------------------------------------------------
                                            Principal
CORPORATE BONDS--.45%                         Amount
-----------------------------------------------------------------------------
Sanofi 4% Conv. Bonds due 1/01/00 FF (Cost
 $23,828)                                         $375     28,028    0.45%
-----------------------------------------------------------------------------
FOREIGN CURRENCY                            Number of
 OPTIONS--.90%                              Contracts
-----------------------------------------------------------------------------
Put 250 French Franc
 Dec 95 19.5                                        11     10,065    0.16%
Put 625 German Mark Mar 96 67                       11      4,469    0.07%
Put 625 German Mark Mar 96 70                       11     11,550    0.19%
Put 250 French Franc Mar 96 19                      10      8,000    0.13%
Put 250 French Franc June 96 19                     11     10,890    0.17%
Put 625 German Mark June 96 64                      15     11,438    0.18%
-----------------------------------------------------------------------------
Total Foreign Currency Options (Cost
 $64,993)                                                  56,412
-----------------------------------------------------------------------------
SHORT-TERM                                  Principal
 INVESTMENTS--50.77%                          Amount
-----------------------------------------------------------------------------
Repurchase Agreement, State Street Bank &
 Trust Company, 4.5% dated 10/31/95, due
 11/01/95 (Collateralized by U.S. Treasury
 Notes valued at $3,220,307. Repurchase
 proceeds of $3,183,398).                   $3,183,000  3,183,000
-----------------------------------------------------------------------------
TOTAL INVESTMENTS
 (COST $6,767,914)--112.45%                             7,050,021
OTHER ASSETS & LIABILITIES,
 NET--(12.45%)                                           (780,364)
-----------------------------------------------------------------------------
TOTAL NET ASSETS--100%                                 $6,269,657
                                                       ----------

                          THE TOCQUEVILLE EUROPE FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                                October 31, 1995
--------------------------------------------------------------------------------

ASSETS
Investments, at value (identified cost $6,767,914)                 $7,050,021
Cash, foreign currency                                                    330
Receivables:
  Fund shares sold                                                     24,614
  Dividends and interest                                                4,346
  Other                                                                16,795
Deferred organization expense                                          22,375
                                                                   ----------
                                                                    7,118,481
                                                                   ----------
LIABILITIES
Funds advanced by custodian                                            58,688
Payable for investments purchased                                     741,375
Accrued investment advisor's fee                                          --
Accrued distribution fee                                                  --
Accrued expenses                                                       48,065
Other liabilities                                                         696
                                                                   ----------
                                                                      848,824
                                                                   ----------
NET ASSETS                                                         $6,269,657
                                                                   ----------
At October 31, 1995 net assets consisted of:
Capital paid in                                                    $5,985,954
Accumulated net investment loss                                       (18,930)
Undistributed net realized gain                                        20,664
Net unrealized appreciation                                           281,969
                                                                   ----------
                                                                   $6,269,657
                                                                   ----------
CLASS A
NET ASSET VALUE PER SHARE ($6,269,459/579,039 shares outstanding)      $10.83
                                                                   ----------
Maximum offering price
($10.83/96%)                                                           $11.28
                                                                   ----------
CLASS B
NET ASSET VALUE PER SHARE AND MAXIMUM OFFERING PRICE ($198/18
 shares outstanding)                                                   $10.81
                                                                   ----------

See Notes to Financial Statements.

                          THE TOCQUEVILLE EUROPE FUND

                            STATEMENT OF OPERATIONS

                          Year Ended October 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends (net of $14,484 foreign taxes withheld)             $ 84,650
Interest                                                        55,575
                                                              --------
                                                               140,225
                                                              --------
EXPENSES
Investment adviser's fee (Note 2)                               35,890
Custodian and fund accounting                                   62,935
Transfer agent and shareholder services                         21,725
Audit                                                            8,532
Legal                                                           35,053
Distribution (Note 4)
  Class A                                                        8,972
  Class B                                                          --
Administration fee (Note 4)                                        964
Printing                                                         3,650
Registration                                                    12,765
Trustees fee                                                     1,828
Amortization of organization expenses                            7,193
Fidelity bond and other                                          5,474
                                                              --------
 Total expenses                                                204,981
Less: fees waived and expenses reimbursed (Notes 2 and 4)      (45,826)
                                                              --------
 Net expenses                                                  159,155
                                                              --------
  NET INVESTMENT LOSS                                          (18,930)
                                                              --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
  Investments                                                   38,864
  Foreign currency transactions                                (18,200)
                                                              --------
                                                                20,664
                                                              --------
Net unrealized appreciation (depreciation) on:
 Investments                                                   258,893
 Foreign currency translation of other assets and liabilities     (138)
                                                              --------
                                                               258,755
                                                              --------
  Net gain on investments                                      279,419
                                                              --------
Net increase in net assets resulting from operations          $260,489
                                                              --------

See Notes to Financial Statements.

                          THE TOCQUEVILLE EUROPE FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                             PERIOD FROM
                                            YEAR ENDED    AUGUST 1, 1994 TO
                                         OCTOBER 31, 1995 OCTOBER 31, 1994
                                         ---------------- -----------------
INCREASE (DECREASE) IN NET ASSETS
Operations
 Net investment loss                        $  (18,930)      $  (10,359)
 Net realized gain (loss)                       20,664           (2,000)
 Net unrealized appreciation                   258,755           23,214
                                            ----------       ----------
  Net increase resulting from operations       260,489           10,855
Fund share transactions (Note 3)
  Class A                                    3,492,707        2,505,406
  Class B                                          200              --
                                            ----------       ----------
  Net increase in net assets                 3,753,396        2,516,261
NET ASSETS
 Beginning of period                         2,516,261              --
                                            ----------       ----------
 End of period                              $6,269,657       $2,516,261
                                            ----------       ----------

See Notes to Financial Statements.

                          THE TOCQUEVILLE EUROPE FUND

                         NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
NOTE 1

  The Tocqueville Trust (the "Trust") was organized as a Massachusetts business trust registered under the Investment Company Act of 1940 as amended, as a di-versified, open-end management investment company. The Trust consists of five separate Funds: The Tocqueville Fund, The Tocqueville Asia-Pacific Fund, The Tocqueville Small Cap Value Fund, The Tocqueville Europe Fund and The Tocqueville Government Fund (the "Funds"). The following is a summary of sig-nificant accounting principles followed by the Trust in the preparation of its financial statements.

--------------------------------------------------------------------------------
SECURITY VALUATION

  Investments in securities, including foreign securities, traded on an ex-change or quoted on the over-the-counter market are valued at the last sale price or, if no sale occurred during the day, at the mean between closing bid and asked prices, as last reported by a pricing service approved by the Trust-ees. When market quotations are not readily available, or when restricted secu-rities or other assets are being valued, such assets are valued at fair value as determined in good faith by or under procedures established by the Trustees. Short-term investments are stated at cost which, together with accrued inter-est, approximates market value.

--------------------------------------------------------------------------------
FEDERAL INCOME TAX

  It is the Trust's policy to comply with the provisions of the Internal Reve-nue Code ("Code") applicable to regulated investment companies and to distrib-ute all of its taxable income to its shareholders. It is also the Trust's in-tention to distribute amounts sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no federal income or excise tax pro-vision is required.

--------------------------------------------------------------------------------
DEFERRED ORGANIZATION EXPENSES

  Expenses incurred in connection with the organization of The Tocqueville Eu-rope Fund (the "Fund") are being amortized on a straight-line basis over a five-year period from the Fund's commencement of operations. In the event any initial shares of The Tocqueville Europe Fund are redeemed during the amortiza-tion period, the proceeds of redemption will be reduced by the pro-rata portion of any unamortized organization expenses in the same proportion as the number of shares redeemed bears to the number of initial shares held at the time of redemption.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION

  Investments and other assets and liabilities denominated in foreign curren-cies are translated to U.S. dollars at the prevailing rates of exchange. The Tocqueville Europe Fund is engaged in transactions in securities denominated in foreign currencies and, as a result, enters into foreign exchange contracts. The Fund is exposed to additional market risk as a result of changes in the value of the underlying currency in relation to the U.S. dollar. The value of foreign currency

-------------------------------------------------------------------------------
contracts are "marked to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading, re-sulting in daily unrealized gains and/or losses. When the contracts are closed, the Fund recognizes a realized gain or loss.

  The Fund does not isolate that portion of the results of operations result-ing from changes in foreign exchange rates on investments from the fluctua-tions arising from changes in market prices of securities held. Such fluctua-tions are included with the net realized and unrealized gain or loss from investments.

  Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the fiscal period, resulting from changes in the exchange rates.

-------------------------------------------------------------------------------
OTHER

  Security transactions are accounted for on the trade date, the date the or-der to buy or sell is executed. Dividend income is recognized on the ex-divi-dend date or at the time the Fund becomes aware, whichever is earlier. Inter-est income is recognized on the accrual basis and market discount is accounted for on a straight-line basis from settlement date. The Trust uses the first-in, first-out method for determining realized gain or loss on investments sold for both financial reporting and federal tax purposes. Distributions to share-holders are recorded on the ex-dividend date. Expenses incurred by the Trust not specifically identified to a fund are allocated on a basis relative to the size of each fund's daily net asset value. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to de-termine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

-------------------------------------------------------------------------------
NOTE 2

  Tocqueville Asset Management L.P. ("Tocqueville"), is the investment adviser to the Trust under an Investment Advisory Agreement approved by shareholders on February 26, 1990. For its services, Tocqueville receives a fee from the Fund, payable monthly, at an annual rate of 1.00% on the first $50 million of its average daily net assets, .75% of the next $50 million of average daily net assets, and .65% of average daily net assets in excess of $100 million.

  Certain states in which shares of the Trust are qualified for sale impose limitations on the expenses of the Trust. The Advisory Agreement provides that if, in any fiscal year, the total expenses of the Trust (excluding taxes, in-terest, extraordinary expenses and the distribution fee but including the Ad-viser's fee) exceed the expense limitation applicable to the Trust imposed by the

--------------------------------------------------------------------------------
securities regulations of any state in which it is registered to sell shares, Tocqueville will pay or reimburse the Trust for that excess up to the amount of its fee. The most restrictive limitation currently applicable (excluding the items described above) limits a fund to 2.5% of the Trust's first $30,000,000 of average daily net assets, 2% of the next $70,000,000, and 1.5% of the Trust's average daily net assets over $100,000,000. For the year ended October 31, 1995, the Adviser has waived its advisory fee of $35,890, due to the ex-pense limitation referred to above.

--------------------------------------------------------------------------------
NOTE 3

   Effective August 14, 1995 the Fund offered two classes of shares: Class A and Class B shares. Shares of each class are identical except for the initial sales load on Class A shares, a contingent deferred sales charge on Class B shares, distribution fees, and voting rights on matters effecting a single class. All Fund shares outstanding before August 14, 1995 were designated as Class A shares. At October 31, 1995, there were an unlimited number of shares of beneficial interest authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                        CLASS A
                       -------------------------------------------
                                              FOR THE PERIOD FROM
                            YEAR ENDED         AUGUST 1, 1994 TO
                         OCTOBER 31, 1995       OCTOBER 31, 1994
                       ---------------------  --------------------
                        SHARES     AMOUNT      SHARES    AMOUNT
                       --------- -----------  --------------------
      Shares sold       346,755  $ 3,693,929   251,226 $ 2,505,406
      Shares redeemed   (18,942)    (201,222)      --          --
                       --------  -----------  -------- -----------
      Net increase      327,813  $ 3,492,707   251,226 $ 2,505,406
                       --------  -----------  -------- -----------
                             CLASS B
                       ---------------------
                       FOR THE PERIOD FROM
                        AUGUST 14, 1995 TO
                         OCTOBER 31, 1995
                       ---------------------
                        SHARES     AMOUNT
                       --------- -----------
      Shares sold            18  $       200
      Shares redeemed       --           --
                       --------  -----------
      Net increase           18  $       200
                       --------  -----------

--------------------------------------------------------------------------------
NOTE 4

  Tocqueville Securities L.P. (the "Distributor") acts as distributor for shares of the Fund and purchases shares of the Fund at net asset value to fill orders as received from investment dealers. For the year ended October 31, 1995, the Distributor received net commissions of $60 from the sale of the Fund's shares.

--------------------------------------------------------------------------------

  The Fund has adopted distribution plans related to the sale of Class A and Class B shares pursuant to which the Fund may incur distribution expenses in amounts not to exceed 0.25% and 0.75% per annum of the average daily net assets of Class A and Class B shares, respectively. Such expenses may include, but are not limited to, advertising, printing, and distribution of sales literature, prospectuses and other materials, and payments to dealers and shareholders ser-vicing agents including the Distributor. Under the distribution plans, the Dis-tributor is permitted to carry forward expenses not reimbursed by the distribu-tion fees to subsequent fiscal years for submission to the Fund for payment, subject to the continuation of the Plan. For the year ended October 31, 1995, the Distributor has waived distribution fees of $8,972 and $0, respectively for Class A and Class B shares. The Distributor has informed the Trust that, as of October 31, 1995, there were $52,487 in unreimbursed expenses for the Fund.

  Class B shares which are redeemed within six years of purchase are subject to a contingent deferred sales charge at rates ranging from 5% to 0%, charged as a percentage of the dollar amount subject thereto. There were no contingent de-ferred sales charges paid to the Distributor for the year ended October 31, 1995.

  Pursuant to an Administrative Services Agreement, effective September 15, 1995, the Fund pays to the Distributor a fee computed and paid monthly at an annual rate of 0.15% of the average daily net assets of the Fund. During the year ended October 31, 1995, the Distributor waived administration fees of $964.

--------------------------------------------------------------------------------
NOTE 5

  Purchases and sales of investment securities (excluding short-term instru-ments) for the year ended October 31, 1995 were as follows:

                           THE
                       TOCQUEVILLE
                       EUROPE FUND
                       -----------
      PURCHASES
      U.S. Government  $       --
      Other             5,693,447
                       ----------
                       $5,693,447
                       ----------
      SALES
      U.S. Government  $       --
      Other             2,571,390
                       ----------
                       $2,571,390
                       ----------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTE 6

  Unrealized appreciation at October 31, 1995 based on cost of securities for Federal tax purposes is as follows:

                                         THE
                                     TOCQUEVILLE
                                     EUROPE FUND
                                     -----------
      Gross unrealized appreciation  $  391,639
      Gross unrealized depreciation    (109,532)
                                     ----------
      Net unrealized appreciation    $  282,107
                                     ----------
      Cost of investments            $6,767,914
                                     ----------

--------------------------------------------------------------------------------

                          THE TOCQUEVILLE EUROPE FUND


--------------------------------------------------------------------------------

INDEPENDENT AUDITOR'S REPORT

To the Board of Trustees and Shareholders
 The Tocqueville Europe Fund

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of The Tocqueville Europe Fund, a series of The Tocqueville Trust, as of October 31, 1995, and the related statement of opera-tions for the year then ended, the statement of changes in net assets and the selected financial information for the year then ended and for the period Au-gust 1, 1994 to October 31, 1994. These financial statements and selected fi-nancial information are the responsibility of the Fund's management. Our re-sponsibility is to express an opinion on these financial statements and selected financial information based on our audits.

We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected finan-cial information are free of material misstatement. An audit includes examin-ing, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected financial information referred to above present fairly, in all material respects, the financial position of The Tocqueville Europe Fund, a series of The Tocqueville Trust as of October 31, 1995, the results of its operations, the changes in its net assets, and the selected financial information for the periods indicated, in conformity with generally accepted accounting principles.

                                             /s/ McGladrey & Pullen, LLP
New York, New York
December 1, 1995

                              THE TOCQUEVILLE FUND
                       THE TOCQUEVILLE ASIA-PACIFIC FUND
                          THE TOCQUEVILLE EUROPE FUND
                      THE TOCQUEVILLE SMALL CAP VALUE FUND

                 Special Meeting of Shareholders, July 31, 1995


--------------------------------------------------------------------------------

  A Special Meeting of Shareholders of the Trust was held on July 31, 1995 at the offices of Kramer, Levin, Naftalis, Nessen, Kamin & Frankel, 919 Third Ave-nue, New York, New York. The purpose of the meeting was to elect six trustees of the Trust, to ratify McGladrey and Pullen, LLP as independent public accoun-tants for the Trust, to approve an amendment to the Declaration and Agreement of Trust to permit the Trustees to authorize, without shareholder approval, the issuance of separate and distinct classes of shares of each series of the Trust and to approve the elimination of some fundamental investment restrictions of the Trust requiring shareholder approval. At the meeting, the shareholders voted in favor of all of the resolutions presented to them. No other business was conducted at the Special Meeting of Shareholders.

  The results of the voting at the Special Meeting of Shareholders was as fol-lows:

   1. Ratification of an amendment to the Agreement and Declaration of Trust to permit the Trustees, without shareholder approval, to authorize The Tocqueville Trust to issue separate and distinct classes of shares of each series:

    THE TOCQUEVILLE FUND
      For: 1,465,660.45     Against: 4,474.39  Abstain: 5,053.03

    THE TOCQUEVILLE ASIA-PACIFIC FUND
      For: 299,433.12       Against: -0-       Abstain: 38.46

    THE TOCQUEVILLE EUROPE FUND
      For: 250,116.87       Against: -0-       Abstain: -0-

    THE TOCQUEVILLE SMALL CAP VALUE FUND
      For: 466,723.20       Against: -0-       Abstain: -0-

   2. Approval of the elimination of the Funds' fundamental investment re-striction concerning short sales:

    THE TOCQUEVILLE FUND
      For: 1,469,900.22     Against: 4,474.39  Abstain: 813.26

    THE TOCQUEVILLE ASIA-PACIFIC FUND
      For: 299,471.58       Against: -0-       Abstain: -0-

    THE TOCQUEVILLE EUROPE FUND
      For: 249,193.87       Against: -0-       Abstain: 923.00

    THE TOCQUEVILLE SMALL CAP VALUE FUND
      For: 466,723.20       Against: -0-       Abstain: -0-

--------------------------------------------------------------------------------

   3. Approval of the elimination of the Funds' fundamental investment re-striction concerning investment for control were as follows:

    THE TOCQUEVILLE FUND
      For: 1,471,351.92     Against: 3,022.69  Abstain: 813.26

    THE TOCQUEVILLE ASIA-PACIFIC FUND
      For: 299,471.58       Against: -0-       Abstain: -0-

    THE TOCQUEVILLE EUROPE FUND
      For: 250,116.87       Against: -0-       Abstain: -0-

    THE TOCQUEVILLE SMALL CAP VALUE FUND
      For: 466,723.20       Against: -0-       Abstain: -0-

   4. Approval of the elimination of the Funds' fundamental investment re-striction concerning securities of affiliates:

    THE TOCQUEVILLE FUND
      For: 1,464,396.14     Against: 9,978.47  Abstain: 813.26

    THE TOCQUEVILLE ASIA-PACIFIC FUND
      For: 299,471.58       Against: -0-       Abstain: -0-

    THE TOCQUEVILLE EUROPE FUND
      For: 249,193.87       Against: -0-       Abstain: 923.00

    THE TOCQUEVILLE SMALL CAP VALUE FUND
      For: 446,723.20       Against: -0-       Abstain: -0-

   5. Approval of the elimination of the Funds' fundamental investment re-striction concerning securities of other investment companies:

    THE TOCQUEVILLE FUND
      For: 1,469,057.52     Against: 5,317.09  Abstain: 813.26

    THE TOCQUEVILLE ASIA-PACIFIC FUND
      For: 299,471.58       Against: -0-       Abstain: -0-

    THE TOCQUEVILLE EUROPE FUND
      For: 250,116.87       Against: -0-       Abstain: -0-

    THE TOCQUEVILLE SMALL CAP VALUE FUND
      For: 446,723.20       Against: -0-       Abstain: -0-

--------------------------------------------------------------------------------

   6. Approval of the elimination of the Funds' fundamental investment re-striction concerning development programs:

    THE TOCQUEVILLE FUND
      For: 1,468,635.92     Against: 5,738.69  Abstain: 813.26

    THE TOCQUEVILLE ASIA-PACIFIC FUND
      For: 299,471.58       Against: -0-       Abstain: -0-

    THE TOCQUEVILLE EUROPE FUND
      For: 250,116.87       Against: -0-       Abstain: -0-

    THE TOCQUEVILLE SMALL CAP VALUE FUND
      For: 446,723.20       Against: -0-       Abstain: -0-

   7.Approval of the elimination of the Funds' fundamental investment re-striction concerning transactions involving puts, calls or options:

    THE TOCQUEVILLE FUND
      For: 1,464,689.65     Against: 9,684.96  Abstain: 813.26

    THE TOCQUEVILLE ASIA-PACIFIC FUND
      For: 299,471.58       Against: -0-       Abstain: -0-

    THE TOCQUEVILLE EUROPE FUND
      For: 249,193.87       Against: -0-       Abstain: 923.00

    THE TOCQUEVILLE SMALL CAP VALUE FUND
      For: 446,723.20       Against: -0-       Abstain: -0-

   8.Approval of the elimination of the Funds' fundamental investment re-striction concerning investment in securities of issuers in operation for less than three years:

    THE TOCQUEVILLE FUND
      For: 1,460,800.07     Against: 13,574.54 Abstain: 813.26

    THE TOCQUEVILLE ASIA-PACIFIC FUND
      For: 299,471.58       Against: -0-       Abstain: -0-

    THE TOCQUEVILLE EUROPE FUND
      For: 250,116.87       Against: -0-       Abstain: -0-

    THE TOCQUEVILLE SMALL CAP VALUE FUND
      For: 446,723.20       Against: -0-       Abstain: -0-

--------------------------------------------------------------------------------

   9. Approval of the amendment of the Funds' fundamental investment re-stricting concerning the lending of money or securities:

    THE TOCQUEVILLE FUND
      For: 1,459,829.27     Against: 14,545.34 Abstain: 813.26

    THE TOCQUEVILLE ASIA-PACIFIC FUND
      For: 299,471.58       Against: -0-       Abstain: -0-

    THE TOCQUEVILLE EUROPE FUND
      For: 250,116.87       Against: -0-       Abstain: -0-

    THE TOCQUEVILLE SMALL CAP VALUE FUND
      For: 446,723.20       Against: -0-       Abstain: -0-

  10. Approval of the amendment of the Funds' fundamental investment restric-tion concerning commodities:

    THE TOCQUEVILLE FUND
      For: 1,465,660.45     Against: 8,714.16  Abstain: 813.26

    THE TOCQUEVILLE ASIA-PACIFIC FUND
      For: 299,471.58       Against: -0-       Abstain: -0-

    THE TOCQUEVILLE EUROPE FUND
      For: 250,116.87       Against: -0-       Abstain: -0-

    THE TOCQUEVILLE SMALL CAP VALUE FUND
      For: 446,723.20       Against: -0-       Abstain: -0-

  11. Approval of the elimination of The Tocqueville Fund's and The Tocqueville Small Cap Value Fund's fundamental restriction concerning restricted and illiquid securities:

    THE TOCQUEVILLE FUND
      For: 1,464,490.27     Against: 9,884.34  Abstain: 813.26

    THE TOCQUEVILLE SMALL CAP VALUE FUND
      For: 446,723.20       Against: -0-       Abstain: -0-

  12.Approval of the elimination of The Tocqueville Fund's and The
     Tocqueville Small Cap Value Fund's fundamental restriction concerning the amount of allowable investment in foreign securities:

    THE TOCQUEVILLE FUND
      For: 1,470,321.45     Against: 4,053.16  Abstain: 813.26

    THE TOCQUEVILLE SMALL CAP VALUE FUND
      For: 446,723.20       Against: -0-       Abstain: -0-

--------------------------------------------------------------------------------

  13.Approval of the elimination of The Tocqueville Asia-Pacific Fund's and The Tocqueville Europe Fund's fundamental restriction concerning re-stricted and illiquid securities:

    THE TOCQUEVILLE ASIA-PACIFIC FUND
      For: 299,471.58       Against: -0-       Abstain: -0-

    THE TOCQUEVILLE EUROPE FUND
      For: 250,116.87       Against: -0-       Abstain: -0-

  14.Approval of the elimination of The Tocqueville Asia-Pacific Fund's and The Tocqueville Europe Fund's fundamental restriction concerning securi-ties of other investment companies were as follows:

    THE TOCQUEVILLE ASIA-PACIFIC FUND
      For: 299,471.58       Against: -0-       Abstain: -0-

    THE TOCQUEVILLE EUROPE FUND
      For: 250,116.87       Against: -0-       Abstain: -0-

  15.Approval of the elimination of The Tocqueville Asia-Pacific Fund's and The Tocqueville Europe Fund's fundamental restriction concerning war-rants were as follows:

    THE TOCQUEVILLE ASIA-PACIFIC FUND
      For: 299,471.58       Against: -0-       Abstain: -0-

    THE TOCQUEVILLE EUROPE FUND
      For: 249,193.87       Against: -0-       Abstain: 923.00

  16. Election of six (6) Trustees, for a term to expire until his or her successor is elected and has qualified:

                                        WITHHOLDING
                               FOR       AUTHORITY
                               ---      -----------
     Francois Sicart       2,471,499.52       -0-
     Bernard Combemale     2,471,499.52       -0-
     James Flaherty        2,466,639.14  4,860.38
     Inge Heckel           2,466,639.14  4,860.38
     Robert Kleinschmidt   2,471,499.52       -0-
     Francois Letaconnoux  2,471,499.52       -0-

  17. Ratification of the selection of McGladrey & Pullen, LLP, as indepen-dent public accountants for the Trust for the fiscal year ended October 31, 1995.

      For: 2,471,102.02     Against: -0-       Abstain: 397.50

                              INVESTMENT ADVISOR
                       Tocqueville Asset Management L.P.
                                 1675 Broadway
                           New York, New York 10019
                           Telephone: (212) 698-0800
                          Telecopier: (212) 262-0154

                                  DISTRIBUTOR
                          Tocqueville Securities L.P.
                                 1675 Broadway
                           New York, New York 10019
                           Telephone: (800) 697-3863
                          Telecopier: (212) 262-0154

                           SHAREHOLDERS' SERVICING,
                         CUSTODIAN AND TRANSFER AGENT
                      State Street Bank and Trust Company
                                 P.O. Box 8507
                       Boston, Massachusetts 02266-8507
                              Telephone Toll Free
                                (800) 626-9402

                               BOARD OF TRUSTEES
                          Francois Sicart -- Chairman
                             Bernard F. Combemale
                               James B. Flaherty
                                  Inge Heckel
                            Robert W. Kleinschmidt
                             Francois Letaconnoux


                                     LOGO

                                The Tocqueville
                                  Europe Fund

                                  a series of
                             The Tocqueville Trust


                                 Annual Report

                               October 31, 1995

                      THE TOCQUEVILLE SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
DEAR FELLOW SHAREHOLDERS:

  I am pleased to report that the Tocqueville Small Cap Value Fund has contin-ued its excellent performance. For the year ended October 31, 1995, your risk averse portfolio of value stocks posted a 19.2% increase in Net Asset Value to $11.91 per share for Class A shares. These gratifying results place your fund above the performance of the Russell 2000 Index, which is the most widely ac-cepted benchmark for small cap stocks. I will try my best to maintain that per-formance in the future.

DISTRIBUTION

  Shareholders of the Fund on the Record Date of December 8, 1995 received a short-term capital gains distribution of $0.77 per share, payable December 14, 1995.

CAUTIOUS OPTIMISM MAINTAINED

  Overall, I remain cautiously optimistic. Common stocks represented 88% of as-sets on October 31, 1995. United States Treasury Bonds accounted for another 6%, and the balance of 6% was invested in US Treasury Bills or equivalents.

  I would summarize my investment positioning strategy for 1996 as follows:
FIRST, I reduced the Fund's exposure to most sectors of the economy that could be overly vulnerable to an economic downturn. I also eliminated some technology stocks where I felt that the price had moved far ahead of the fundamentals. SECOND, I increased the Fund's exposure to "sunrise industries" that provide software, wireless, teleconferencing, distance learning, and entertainment products or services. LASTLY, I made new investments in two severely depressed sectors where long-term values seemed rather compelling: oil drilling services, and apparel manufacturing.

  To be more specific, more than half of the Fund's assets are now invested in companies which I hope are not overly sensitive to the economy: Healthcare (16.2%), Communications (13.6%), Industrial Services (11.6%), and Financial Services (10.2%).

  Our next two largest sectors of exposure are extremely recent additions to the portfolio. They are in industries which have already undergone a profound economic downturn, where I believe current stock market valuations are well be-low intrinsic replacement values or potential earning power valuations. These two new sectors include leading producers of consumer non-durable goods under the caption Consumer-Apparel (8.0%) and leading providers of oil and gas explo-ration and production services under the caption Drilling Equipment & Services (7.6%). Following is an alphabetical listing of our ten largest positions. These represent 33.6% of assets.

--------------------------------------------------------------------------------

TEN LARGEST POSITIONS

   American Travellers
    Corporation (3.6%)         Defined benefit coverage for nursing home care
   Analysts International
    Corp. (3.5%)               Contract programming services to businesses
   Ballard Medical Products
    (3.7%)                     Medical and Surgical instruments & products
   Bindley Western Industries
    (3.3%)                     Wholesale prescription drug distribution
   Cone Mills Corp. (2.9%)     World's largest denim manufacturer
   O'Sullivan Industries
    Hldgs. (2.5%)              Producer of Ready-To-Assemble furniture
   Proxim Inc. (2.7%)          Manufacturer of computer-to-computer radios
   Telxon Corp. (3.2%)         Wireless and bar-code data capture products
   Unifirst Corp. (4.5%)       Uniform mfg., renting and cleaning services
   Western National
    Corporation (3.7%)         Tax-deferred annuities & related products

LONG TERM ORIENTATION

  I believe that successful investing requires considerable attention to "how much you pay for what you get," considerable patience coupled with the willing-ness to accept some temporary discomfort, and lastly, true long-term commit-ment. Central to my thinking is the belief that whatever is taking place today at a company is the result of strategies implemented many months and possibly years ago. Consequently, most of my analytical attention centers on long-term issues, on the theory that if I am correct in my long-term assessment of the business prospects of an enterprise, short-term market fluctuations are rela-tively less important.

  In addition, I believe that successful long-term investments are those made in "good businesses." Consequently, most of my bottom-up analytical work cen-ters on picking "good businesses" from an entrepreneurial perspective.

INVESTING WISELY

  My concept of "Investing Wisely" means investing in "good businesses" when they are already down significantly in price. To that end, I follow these time-tested guidelines:

  RULE #1: RESTRICT THE MAJORITY OF NEW PURCHASES TO STOCKS THAT ARE ALREADY DOWN SUBSTANTIALLY IN PRICE. I very rarely violate that value-oriented strategy when making new purchases. For example, 75% of the 52 stocks that we owned on October 31, 1995 were down on average 30.85% and 36.3% from their last 12 months' and prior 60 months' highs, respectively. The implication is that these stocks already had some significant price correction, and already went through a period of economic hardship. Consequently, many are receiving scant coverage from Wall Street, some are even receiving negative coverage, and most represent good value.

-------------------------------------------------------------------------------

  RULE #2 : SYSTEMATICALLY SCREEN THESE "DOWN AND OUT" STOCKS FOR FINANCIAL
  -------------------------------------------------------------------------
STRENGTH. I believe that financial weakness is most often indicative of poor
---------
business fundamentals. I want to avoid investing in a poor business, no matter how inexpensive it gets. Conversely, I have a strong affinity for self-reliant and practically debt-free companies. My logic is that people who properly man-age their finances are least likely to disappoint their shareholders. The av-erage debt-to-capitalization ratio of all the stocks in the Fund's portfolio is a very conservative 18%.

  RULE #3 : "INVEST TO WIN." While this is by far the most difficult task, its
  --------------------------
logic is quite appealing. Starting from a selection of stocks that have de-clined substantially in price and retained their financial strength, I attempt to single out the so-called "good business" that I want to own for the long term. What constitutes a "good business" is obviously hard to define. However, I believe that "good businesses" should have some of these features, ranked in order of importance:

  . MANAGEMENT INTEGRITY, REPUTATION AND SOCIAL RESPONSIBILITY. I cannot identify a single successful long-term investment lacking these comple-mentary qualities. I view the level of integrity at the top of any organization as the single most critical ingredient required for success over the long term. Integrity directly sets the tone for the organization's strategies, and it indi-rectly sets the intensity of management's commitment to the business. Integrity defuses most adversarial labor-management conflicts, and thus improves productivity. Reputation allows organizations to hire and re-tain the best people available, and to stay ahead of the competition. I view social responsibility as the necessary foundation of all worthy in-vestment activities.

  . GROWTH POTENTIAL. A good investment should offer its owner some pros-pects of long- term growth, profitability, and financial security. It has already been well publicized that over the very long term, the fast-est growing segments of the US economy may very well be the so-called service industries. This is reflected in the 21.9% mix of service busi-nesses in the Fund's portfolio. Four of our ten largest positions are service stocks: American Travellers Life Insurance; Analysts Interna-tional; Unifirst Corp.; Western National Corp.

  . NEW PRODUCTS. Good businesses are always built around very successful new products. At the moment, twelve of our companies have new products under development that, if successful over the long term, could very significantly improve their earnings potential. Two of these are among our ten largest holdings: Ballard Medical and Telxon Corp.

  . PROPRIETARY STRENGTHS. Good businesses often fashion proprietary skills into strong competitive tools. For example, nearly all of the emergency room supplies manufactured by Ballard Medical Products and most of the resins manufactured by Lawter International for the printing and graphic arts industries are protected by patents or proprietary know-how. These two companies seem well positioned for the future and presently enjoy very strong profit margins.

--------------------------------------------------------------------------------

  . MARKET SHARE POSITION. Good businesses often hold high market share po-sitions in their industries. Current portfolio examples are Cone Mills, which is the world's largest denim producer; Nabors Industries, the world's largest land driller, Telxon Corp., the leading US bar-code and wireless data capture systems integrator; O'Sullivan Industries, the largest US producer of ready-to-assemble furniture.

  . HIGH INSIDER OWNERSHIP. I am comfortable with high levels of insider ownership, as long as I see no insiders selling. My theory is that in-siders with money at risk are most eager to tend to the business, and to truly manage the enterprise for the long-term. On average, insiders owned 26.2% of the stocks in the Fund's portfolio, and twelve of our stocks had insider ownership levels of 40% or more.

  . REPEAT SALES AND CUSTOMER BASE. Good businesses generally have a close day-to-day working relationship with their customers. Over many years, such businesses end up servicing a large installed base of satisfied "pre-sold" customers by continually providing value-added services. Such businesses eventually benefit from a fairly steady flow of repeat sales, as well as growing maintenance, repair and overhaul (MRO) activities. Thirteen of our 52 stocks have a relatively high mix of repeat sales, and four of these are among our ten largest positions: American Travel-lers Corp., Telxon Corp., Unifirst Corp., and Western National Corp.

  In closing, I welcome questions or comments which you may have, and I thank you for choosing the Tocqueville Small Cap Value Fund to realize your long-term investment objectives.


Jean-Pierre Conreur
Portfolio Manager



--------------------------------------------------------------------------------
  This report is not authorized for distribution to prospective investors un-less preceded or accompanied by a currently effective prospectus of The Tocqueville Trust.

--------------------------------------------------------------------------------


                                  [MAC CHART]



--------------------------------------------------------------------------------

                      THE TOCQUEVILLE SMALL CAP VALUE FUND

                         SELECTED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

                                                          CLASS A
                                             ---------------------------------
                                                                PERIOD FROM
                                                               AUGUST 1, 1994
                                                YEAR ENDED           TO
                                             OCTOBER 31, 1995 OCTOBER 31, 1994
                                             ---------------- ----------------
PER SHARE OPERATING PERFORMANCE
(FOR A SHARE OUTSTANDING THROUGHOUT THE
PERIOD)
Net asset value, beginning of period........      $10.22           $10.00
                                                  ------           ------
Income from investment operations:
Net investment income (loss)................       (0.05)(a)         0.02(b)
Net realized and unrealized gain ...........        1.96             0.20
                                                  ------           ------
Total from investment operations............        1.91             0.22
                                                  ------           ------
Less distributions
Dividends from net investment income........       (0.03)              --
Distributions from net realized gains.......       (0.19)              --
                                                  ------           ------
Total distributions.........................       (0.22)              --
                                                  ------           ------
Change in net asset value for the period....        1.69             0.22
                                                  ------           ------
Net asset value, end of period..............      $11.91           $10.22
                                                  ======           ======
Total Return(c).............................       19.22%            2.20%
Ratios/supplemental data
Net assets, end of period (000).............       9,383            6,755
Ratio to average net assets of:
 Expenses...................................        2.50%(a)         2.08%*(b)
 Net investment income......................       (0.53%)(a)        0.85%*(b)
Portfolio turnover rate.....................       87.91%            9.40%
                                                 CLASS B
                                             ----------------
                                               PERIOD FROM
                                             AUGUST 14, 1995
                                                    TO
                                             OCTOBER 31, 1995
                                             ----------------

Net asset value, beginning of period........      $12.35
                                                  ------
Income from investment operations:
Net investment income.......................          --
Net realized and unrealized gain (loss) ....       (0.48)
                                                  ------
Total from investment operations............       (0.48)
                                                  ------
Net asset value, end of period..............      $11.87
                                                  ======
Total Return(d).............................       (3.89%)
Ratios/supplemental data
Net assets, end of period...................         192
Ratio to average net assets of:
 Expenses...................................          --
 Net investment income......................          --

--------
(a) Net of fees waived amounting to 0.33% of average net assets for the period ended October 31, 1995.
(b) Net of fees waived amounting to 0.75% of average net assets for the period ended October 31, 1994.
(c) Does not include maximum sales load of 4%.
(d) Does not include contingent deferred sales charge. Not annualized.
 *  Annualized.

                      THE TOCQUEVILLE SMALL CAP VALUE FUND

                       INVESTMENTS AS OF OCTOBER 31, 1995

--------------------------------------------------------------------------------

                                                   % of
                                         Market    Net
COMMON STOCKS--87.73%           Shares    Value   Assets
--------------------------------------------------------
COMMUNICATIONS & RELATED--13.55%
Acclaim Entertainment, Inc.*      5,000  $118,125  1.26%
Boston Technology, Inc*          10,000   137,500  1.46%
DMX, Inc.*                       51,800   139,213  1.48%
Proxim, Inc.*                    20,000   255,000  2.72%
Scientific Atlanta, Inc.         10,000   123,750  1.32%
Telxon Corp.                     13,000   300,625  3.21%
Wave Technologies Intl., Inc.*   20,000   128,750  1.37%
Westcott Communications, Inc.*    5,000    68,750  0.73%
--------------------------------------------------------
                                        1,271,713 13.55%
--------------------------------------------------------
CONSUMER--APPAREL--8.03%
Blair Corp.                       3,000    88,500  0.94%
Cone Mills Corp.*                25,000   271,875  2.90%
Crown Crafts, Inc.                8,000   102,000  1.09%
Dress Barn, The*                 10,000    97,500  1.04%
Oxford Inds., Inc.                5,000    81,250  0.86%
Stride Rite Corp.                10,000   112,500  1.20%
--------------------------------------------------------
                                          753,625  8.03%
--------------------------------------------------------
CONSUMER--FOODS, OTHER--3.38%
J&J Snack Foods Corp.*           10,000   111,250  1.18%
Tasty Baking Corp.               15,000   206,250  2.20%
--------------------------------------------------------
                                          317,500  3.38%
--------------------------------------------------------
DRILLING EQUIPMENT & SERVICES--7.56%
Global Industries, Inc.*          5,000   131,250  1.40%
Nabors Industries, Inc.*         24,000   207,000  2.21%
Oceaneering Intl., Inc.*         10,000    95,000  1.01%
Pool Energy Services Corp.*      20,000   185,000  1.97%
Varco Intl., Inc.*               10,000    91,250  0.97%
--------------------------------------------------------
                                          709,500  7.56%
--------------------------------------------------------
FINANCIAL SERVICES--10.21%
American Heritage Life            5,000    96,250  1.02%
American Travellers Corp.*       15,000   335,625  3.58%
Washington National Corp.*        8,000   182,000  1.94%
Western National Corp.           25,000   343,750  3.67%
--------------------------------------------------------
                                          957,625 10.21%
--------------------------------------------------------
HEALTH CARE--16.24%
Ballard Medical Products         20,000   345,000  3.68%
Bindley Western, Inc.            20,000   312,500  3.33%
Jones Med. Indus., Inc.          10,000   195,000  2.08%
Novametrix Med. Sys., Inc.       30,000   157,500  1.68%
Owens & Minor, Inc. New          10,000   118,750  1.26%
Perrigo Co.*                     11,600   142,100  1.52%
Starr Surgical Co.*              10,000   106,250  1.13%
Sullivan Dental Products         15,000   146,250  1.56%
--------------------------------------------------------
                                        1,523,350 16.24%
--------------------------------------------------------
INDUSTRIAL SERVICES--11.63%
Analysts Intl. Corp.             11,000   325,875  3.48%
IVI Publishing, Inc.*             5,000    50,000  0.53%
Pittston Services Group           4,000   110,000  1.17%
Technalysis Corp.                10,000   121,250  1.29%
Timberline Software Corp.         7,500    63,750  0.68%
Unifirst Corp.                   30,000   420,000  4.48%
--------------------------------------------------------
                                        1,090,875 11.63%
--------------------------------------------------------

* Non-income producing security
See Notes to Financial Statements.

                                                            % of
                                                 Market     Net
COMMON STOCKS (CONTINUED)              Shares    Value     Assets
-----------------------------------------------------------------
INDUSTRY--5.69%
DT Industries, Inc.                     10,000    132,500   1.41%
Fedders USA, Inc.                       15,000     88,125   0.94%
Norand Corp.*                           10,000    170,000   1.81%
Universal FST Products, Inc.             8,000     76,000   0.81%
Wausau Paper Mills Co.                   2,750     67,375   0.72%
-----------------------------------------------------------------
                                                  534,000   5.69%
-----------------------------------------------------------------
PUMPS & VALVES--2.30%
Gorman Rupp Co.                         15,000    215,625   2.30%
-----------------------------------------------------------------
                                                  215,625   2.30%
-----------------------------------------------------------------
BTA FURNITURE--4.49%
Wash Ind., Inc.*                        10,000    186,250   1.98%
O'Sullivan Industries*                  31,400    235,000   2.51%
-----------------------------------------------------------------
                                                  421,750   4.49%
-----------------------------------------------------------------
SPECIALTY CHEMICALS--4.65%
Lawter International Co.                10,000    106,250   1.13%
SYbron Chem, Inc.                       10,000    128,750   1.37%
Foilmark, Inc.                           5,000     33,125   0.36%
Sealright Co., Inc.                     10,000    112,500   1.20%
Seda Specialty Packg. Corp.              5,000     55,625   0.59%
-----------------------------------------------------------------
                                                  436,250   4.65%
-----------------------------------------------------------------
Total Common Stocks
 (Cost $7,501,544)                              8,231,813  87.73%
-----------------------------------------------------------------
U.S. GOVERNMENT
 BONDS--6.49%
-----------------------------------------------------------------
U.S. Treasury Notes, 5.500%, 7/31/97   200,000    204,000   2.17%
U.S. Treasury Notes, 6.375%, 7/15/99   200,000    199,687   2.13%
U.S. Treasury Notes, 6.375%, 8/15/02   200,000    205,062   2.19%
-----------------------------------------------------------------
Total U.S. Government Bonds
 (Cost $581,218)                                  608,749   6.49%
-----------------------------------------------------------------
SHORT-TERM                              Par
 INVESTMENTS--6.50%                    Amount
-----------------------------------------------------------------
U.S. Treasury Bills, 5.370%, 1/25/96  $200,000    197,493   2.11%
Repurchase Agreement, State
 Street Bank & Trust Co., 2.5%
 dated 10/31/95, due 11/01/95,
 (Collateralized by U.S. Treasury
 Notes valued at $424,401. Re-
 purchase proceeds of $412,028)        412,000    412,000   4.39%
-----------------------------------------------------------------
Total Short-Term
 Investments (Cost $609,466)                      609,493   6.50%
-----------------------------------------------------------------
TOTAL INVESTMENTS
 (COST $8,692,228)--100.72%                     9,450,055
OTHER ASSETS & LIABILITIES,
 NET--(0.72%)%                                    (67,554)
-----------------------------------------------------------------
TOTAL NET ASSETS--100.0%                       $9,382,501
                                               ----------

                      THE TOCQUEVILLE SMALL CAP VALUE FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                                October 31, 1995
--------------------------------------------------------------------------------

ASSETS
Investments, at value (identified cost $8,692,228)               $9,450,055
Cash                                                                  6,875
Dividends and interest receivable                                    10,938
Deferred organization expense                                        23,789
Other assets                                                         12,821
                                                                 ----------
                                                                 $9,504,478
                                                                 ----------
LIABILITIES
Payable for investments purchased                                    76,240
Accrued investment adviser's fee                                      1,882
Accrued distribution fee                                                --
Accrued expenses                                                     43,855
                                                                 ----------
                                                                    121,977
                                                                 ----------
                                                                 $9,382,501
                                                                 ----------
NET ASSETS
At October 31, 1995 net assets consisted of:
Capital paid in                                                  $8,024,803
Accumulated net investment loss                                     (32,254)
Undistributed net realized gain                                     632,125
Net unrealized appreciation                                         757,827
                                                                 ----------
                                                                 $9,382,501
                                                                 ----------
CLASS A
NET ASSET VALUE PER SHARE ($ 9,382,309 / 787,513 shares
 outstanding)                                                        $11.91
                                                                     ------
Maximum offering price ($11.91 / 96%)                                $12.41
                                                                     ------
CLASS B
NET ASSET VALUE PER SHARE AND MAXIMUM OFFERING PRICE ($192 / 16
 shares outstanding)                                                 $11.87
                                                                     ------

See Notes to Financial Statements.

                      THE TOCQUEVILLE SMALL CAP VALUE FUND

                            STATEMENT OF OPERATIONS

                          Year Ended October 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends                                                    $   64,457
Interest                                                         89,149
                                                             ----------
                                                                153,606
                                                             ----------
EXPENSES
Investment adviser's fee (Note 2)                                58,456
Custodian and fund accounting                                    50,470
Transfer agent and shareholder services                          21,745
Audit                                                             8,027
Legal                                                            31,471
Distribution (Note 4)
  Class A                                                        19,530
  Class B                                                           --
Administration fee (Note 4)                                       1,828
Printing                                                          3,650
Registration                                                     12,200
Trustees fee                                                      1,843
Amortization of organization expenses                             7,658
Fidelity bond                                                       280
Other expenses                                                    3,650
                                                             ----------
 Total expenses                                                 220,808
Less fees waived (Notes 2 and 4)                                (25,504)
                                                             ----------
 Net expense                                                    195,304
                                                             ----------
  NET INVESTMENT LOSS                                           (41,698)
                                                             ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments                              646,730
  Net unrealized appreciation of investments during the year    756,936
                                                             ----------
  Net gain on investments                                     1,403,666
                                                             ----------
Net increase in net assets resulting from operations         $1,361,968
                                                             ----------

See Notes to Financial Statements.

                      THE TOCQUEVILLE SMALL CAP VALUE FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                             PERIOD FROM
                                            YEAR ENDED    AUGUST 1, 1994 TO
                                         OCTOBER 31, 1995 OCTOBER 31, 1994
                                         ---------------- -----------------
INCREASE (DECREASE) IN NET ASSETS
Operations
 Net investment income (loss)               $  (41,698)      $   12,926
 Net realized gain                             646,730          127,842
 Net unrealized appreciation                   756,936              891
                                            ----------       ----------
  Net increase resulting from operations     1,361,968          141,659
                                            ----------       ----------
Distributions to shareholders from:
 Net investment income
  Class A                                       (3,482)             --
  Class B                                          --               --
 Net realized gain on investments
  Class A                                     (142,447)             --
  Class B                                          --               --
Fund share transactions (Note 3)
  Class A                                    1,411,298        6,613,305
  Class B                                          200              --
                                            ----------       ----------
 Net increase in net assets                  2,627,537        6,754,964
NET ASSETS
 Beginning of period                         6,754,964              --
                                            ----------       ----------
 End of period                              $9,382,501       $6,754,964
                                            ----------       ----------

See Notes to Financial Statements.

                      THE TOCQUEVILLE SMALL CAP VALUE FUND

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
NOTE 1

  The Tocqueville Trust (the "Trust") was organized as a Massachusetts business trust registered under the Investment Company Act of 1940 as amended, as a di-versified, open-end management investment company. The Trust consists of five separate Funds: The Tocqueville Fund, The Tocqueville Asia-Pacific Fund, The Tocqueville Small Cap Value Fund, The Tocqueville Europe Fund and the Tocqueville Government Fund (the "Funds"). The following is a summary of sig-nificant accounting principles followed by the Trust in the preparation of its financial statements.

--------------------------------------------------------------------------------
SECURITY VALUATION

  Investments in securities, including foreign securities, traded on an ex-change or quoted on the over-the-counter market are valued at the last sale price or, if no sale occurred during the day, at the mean between closing bid and asked prices, as last reported by a pricing service approved by the Trust-ees. When market quotations are not readily available, or when restricted secu-rities or other assets are being valued, such assets are valued at fair value as determined in good faith by or under procedures established by the Trustees. Short-term investments are stated at cost which, together with accrued inter-est, approximates market value.

--------------------------------------------------------------------------------
FEDERAL INCOME TAX

  It is the Trust's policy to comply with the provisions of the Internal Reve-nue Code ("Code") applicable to regulated investment companies and to distrib-ute all of its taxable income to its shareholders. It is also the Trust's in-tention to distribute amounts sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no federal income or excise tax pro-vision is required.

--------------------------------------------------------------------------------
DEFERRED ORGANIZATION EXPENSES

  Expenses incurred in connection with the organization of The Tocqueville Small Cap Value Fund (the "Fund") are being amortized on a straight-line basis over a five-year period from the Fund's commencement of operations. In the event any initial shares of The Tocqueville Small Cap Value Fund are redeemed during the amortization period, the proceeds of redemption will be reduced by the pro-rata portion of any unamortized organization expenses in the same pro-portion as the number of shares redeemed bears to the number of initial shares held at the time of redemption.

--------------------------------------------------------------------------------
OTHER

  Security transactions are accounted for on the trade date, the date the order to buy or sell is executed. Dividend income is recognized on the ex-dividend date or at the time the Fund becomes

--------------------------------------------------------------------------------
aware, whichever is earlier. Interest income is recognized on the accrual basis and market discount is accounted for on the effective interest method. The
Trust uses the first-in, first-out method for determining realized gain or loss on investments sold for both financial reporting and federal tax purposes. Dis-tributions to shareholders are recorded on the ex-dividend date. Expenses in-curred by the Trust not specifically identified to a Fund are allocated on a basis relative to the size of each Fund's daily net asset value.

--------------------------------------------------------------------------------
NOTE 2

  Tocqueville Asset Management L.P. ("Tocqueville"), is the investment adviser to the Trust under an Investment Advisory Agreement approved by shareholders on February 26, 1990. For its services, Tocqueville receives a fee from The Tocqueville Small Cap Value Fund, payable monthly, at an annual rate of .75% of the first $100 million of the Fund's average daily net assets, .70% of the next $400 million of average daily net assets, and .65% of average daily net assets in excess of $500 million.

  Certain states in which shares of the Trust are qualified for sale impose limitations on the expenses of the Trust. The Advisory Agreement provides that if, in any fiscal year, the total expenses of the Trust (excluding taxes, in-terest, extraordinary expenses and the distribution fee but including the Ad-viser's fee) exceed the expense limitation applicable to the Trust imposed by the securities regulations of any state in which it is registered to sell shares, Tocqueville will pay or reimburse the Trust for that excess up to the amount of its fee. The most re-strictive limitation currently applicable (excluding the items described above) limits a fund to 2.5% of the Trust's first $30,000,000 of average daily net as-sets, 2% of the next $70,000,000, and 1.5% of the Trust's average daily net as-sets over $100,000,000. For the year ended October 31, 1995, the Adviser has waived advisory fees of $4,146 due to the expense limitation referred above.

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NOTE 3

  Effective August 14, 1995 the Fund offered two classes of shares: Class A and Class B shares. Shares of each class are identical except for the initial sales load on Class A shares, a contingent deferred sales charge on Class B shares, distribution fees, and voting rights on matters effecting a single class. All Fund shares outstanding before August 14, 1995 were designated as Class A shares. At October 31, 1995, there were an unlimited number of shares of beneficial interest authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                                   CLASS A
                                  -------------------------------------------
                                                         FOR THE PERIOD FROM
                                                            AUGUST 1, 1994
                                       YEAR ENDED                 TO
                                    OCTOBER 31, 1995       OCTOBER 31, 1994
                                  ---------------------  --------------------
                                   SHARES     AMOUNT      SHARES    AMOUNT
                                  --------- -----------  --------------------
Shares sold                        146,814  $ 1,651,218   661,232 $ 6,613,305
Shares issued on reinvestment of
 dividends                          13,078      125,021
Shares redeemed                    (33,611)    (364,941)
                                  --------  -----------  -------- -----------
Net increase                       126,281  $ 1,411,298   661,232 $ 6,613,305
                                  --------  -----------  -------- -----------
                                        CLASS B
                                  ---------------------
                                  FOR THE PERIOD FROM
                                    AUGUST 14, 1995
                                        THROUGH
                                    OCTOBER 31, 1995
                                  ---------------------
                                   SHARES     AMOUNT
                                  --------- -----------
Shares sold                             16  $       200
Shares issued on reinvestment of
 dividends                             --           --
Shares redeemed                        --           --
                                  --------  -----------
Net increase                            16  $       200
                                  --------  -----------

-------------------------------------------------------------------------------

NOTE 4


   Tocqueville Securities L.P. (the "Distributor") acts as distributor for shares of the Fund and purchases shares of the Fund at net asset value to fill orders as received from investment dealers. For the year ended October 31, 1995, the Distributor received net commissions of $373 from the sale of the Fund's shares.

  The Fund has adopted distribution plans related to the sale of Class A and Class B shares pursuant to which the Fund may incur distribution expenses in amounts not to exceed 0.25% and 0.75% per annum of the average daily net as-sets of Class A and Class B shares, respectively.

--------------------------------------------------------------------------------
Such expenses may include, but are not limited to, advertising, printing, and distribution of sales literature, prospectuses and other materials, and pay-ments to dealers and shareholders servicing agents including the Distributor. Under the distribution plans, the Distributor is permitted to carry forward ex-penses not reimbursed by the distribution fees to subsequent fiscal years for sub- mission to the Fund for payment, subject to the continuation of the Plan. For the year ended October 31, 1995, the Distributor has waived distribution fees of $19,530 and $0, respectively for Class A and Class B shares. The Dis-tributor has informed the Trust that, as of October 31, 1995, there were $62,300 in unreimbursed expenses for the Fund.

  Class B shares which are redeemed within six years of purchase are subject to a contingent deferred sales charge at rates ranging from 5% to 0%, charged as a percentage of the dollar amount subject thereto. There were no contingent de-ferred sales charges paid to the Distributor for the year ended October 31, 1995.

  Commissions earned by the Distributor for services rendered as registered broker-dealer in securities transactions for the Fund for the year ended Octo-ber 31, 1995 were $23,016.

  Pursuant to an Administrative Services Agreement, effective September 15, 1995, the Fund pays to the Distributor a fee computed and paid monthly at an annual rate of 0.15% of the average daily net assets of the Fund. During the year ended October 31, 1995, the Distributor waived administration fees of $1,828.

--------------------------------------------------------------------------------
NOTE 5

  Purchases and sales of investment securities (excluding short-term instruments) for the year ended October 31, 1995 were as follows:

                           THE
                       TOCQUEVILLE
                        SMALL CAP
                       VALUE FUND
                       -----------
      PURCHASES
      U.S. Government  $       --
      Other             8,412,910
                       ----------
                       $8,412,910
                       ----------
      SALES
      U.S. Government  $       --
      Other             6,049,272
                       ----------
                       $6,049,272
                       ----------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTE 6

  Unrealized appreciation at October 31, 1995 based on cost of securities for Federal tax purposes is as follows:

                                         THE
                                     TOCQUEVILLE
                                      SMALL CAP
                                     VALUE FUND
                                     -----------
      Gross unrealized appreciation  $1,071,818
      Gross unrealized depreciation    (313,991)
                                     ----------
      Net unrealized appreciation    $  757,827
                                     ----------
      Cost of investments            $8,692,228
                                     ----------

--------------------------------------------------------------------------------

                      THE TOCQUEVILLE SMALL CAP VALUE FUND


--------------------------------------------------------------------------------

INDEPENDENT AUDITOR'S REPORT

To the Board of Trustees and Shareholders
 The Tocqueville Small Cap Value Fund

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of The Tocqueville Small Cap Value Fund, a series of The Tocqueville Trust, as of October 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets, and the selected financial information for the year then ended and for the period August 1, 1994 to October 31, 1994. These financial statements and selected financial information are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and selected financial information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected financial information referred to above present fairly, in all material respects, the financial position of The Tocqueville Small Cap Value Fund, a series of The Tocqueville Trust as of October 31, 1995, the results of its operations, the changes in its net assets, and the selected financial information for the periods indicated, in conformity with generally accepted accounting principles.


New York, New York
December 1, 1995

                             THE TOCQUEVILLE FUND
                       THE TOCQUEVILLE ASIA-PACIFIC FUND
                          THE TOCQUEVILLE EUROPE FUND
                     THE TOCQUEVILLE SMALL CAP VALUE FUND

                Special Meeting of Shareholders, July 31, 1995


-------------------------------------------------------------------------------

  A Special Meeting of Shareholders of the Trust was held on July 31, 1995 at the offices of Kramer, Levin, Naftalis, Nessen, Kamin & Frankel, 919 Third Av-enue, New York, New York. The purpose of the meeting was to elect six trustees of the Trust, to ratify McGladrey and Pullen, LLP as independent public ac-countants for the Trust, to approve an amendment to the Declaration and Agree-ment of Trust to permit the Trustees to authorize and issue, without share-holder approval, separate and distinct classes of shares of each series of the Trust and to approve the elimination of some fundamental investment restric-tions of the Trust requiring shareholder approval. At the meeting, the share-holders voted in favor of all of the resolutions presented to them. No other business was conducted at the Special Meeting of Shareholders.

  The results of the voting at the Special Meeting of Shareholders was as fol-lows:

   1. Ratification of an amendment to the Agreement and Declaration of Trust to permit the Trustees, without shareholder approval, to authorize The Tocqueville Trust to issue separate and distinct classes of shares of each series:

    THE TOCQUEVILLE FUND
      For: 1,465,660.45     Against: 4,474.39  Abstain: 5,053.03

    THE TOCQUEVILLE ASIA-PACIFIC FUND
      For: 299,433.12       Against: -0-       Abstain: 38.46

    THE TOCQUEVILLE EUROPE FUND
      For: 250,116.87       Against: -0-       Abstain: -0-

    THE TOCQUEVILLE SMALL CAP VALUE FUND
      For: 466,723.20       Against: -0-       Abstain: -0-

   2. Approval of the elimination of the Funds' fundamental investment re-striction concerning short sales:

    THE TOCQUEVILLE FUND
      For: 1,469,900.22     Against: 4,474.39  Abstain: 813.26

    THE TOCQUEVILLE ASIA-PACIFIC FUND
      For: 299,471.58       Against: -0-       Abstain: -0-

    THE TOCQUEVILLE EUROPE FUND
      For: 249,193.87       Against: -0-       Abstain: 923.00

    THE TOCQUEVILLE SMALL CAP VALUE FUND
      For: 466,723.20       Against: -0-       Abstain: -0-

--------------------------------------------------------------------------------

   3. Approval of the elimination of the Funds' fundamental investment re-striction concerning investment for control were as follows:

    THE TOCQUEVILLE FUND
      For: 1,471,351.92     Against: 3,022.69  Abstain: 813.26

    THE TOCQUEVILLE ASIA-PACIFIC FUND
      For: 299,471.58       Against: -0-       Abstain: -0-

    THE TOCQUEVILLE EUROPE FUND
      For: 250,116.87       Against: -0-       Abstain: -0-

    THE TOCQUEVILLE SMALL CAP VALUE FUND
      For: 466,723.20       Against: -0-       Abstain: -0-

   4. Approval of the elimination of the Funds' fundamental investment re-striction concerning securities of affiliates:

    THE TOCQUEVILLE FUND
      For: 1,464,396.14     Against: 9,978.47  Abstain: 813.26

    THE TOCQUEVILLE ASIA-PACIFIC FUND
      For: 299,471.58       Against: -0-       Abstain: -0-

    THE TOCQUEVILLE EUROPE FUND
      For: 249,193.87       Against: -0-       Abstain: 923.00

    THE TOCQUEVILLE SMALL CAP VALUE FUND
      For: 446,723.20       Against: -0-       Abstain: -0-

   5. Approval of the elimination of the Funds' fundamental investment re-striction concerning securities of other investment companies:

    THE TOCQUEVILLE FUND
      For: 1,469,057.52     Against: 5,317.09  Abstain: 813.26

    THE TOCQUEVILLE ASIA-PACIFIC FUND
      For: 299,471.58       Against: -0-       Abstain: -0-

    THE TOCQUEVILLE EUROPE FUND
      For: 250,116.87       Against: -0-       Abstain: -0-

    THE TOCQUEVILLE SMALL CAP VALUE FUND
      For: 446,723.20       Against: -0-       Abstain: -0-

--------------------------------------------------------------------------------

   6. Approval of the elimination of the Funds' fundamental investment re-striction concerning development programs:

    THE TOCQUEVILLE FUND
      For: 1,468,635.92     Against: 5,738.69  Abstain: 813.26

    THE TOCQUEVILLE ASIA-PACIFIC FUND
      For: 299,471.58       Against: -0-       Abstain: -0-

    THE TOCQUEVILLE EUROPE FUND
      For: 250,116.87       Against: -0-       Abstain: -0-

    THE TOCQUEVILLE SMALL CAP VALUE FUND
      For: 446,723.20       Against: -0-       Abstain: -0-

   7.Approval of the elimination of the Funds' fundamental investment re-striction concerning transactions involving puts, calls or options:

    THE TOCQUEVILLE FUND
      For: 1,464,689.65     Against: 9,684.96  Abstain: 813.26

    THE TOCQUEVILLE ASIA-PACIFIC FUND
      For: 299,471.58       Against: -0-       Abstain: -0-

    THE TOCQUEVILLE EUROPE FUND
      For: 249,193.87       Against: -0-       Abstain: 923.00

    THE TOCQUEVILLE SMALL CAP VALUE FUND
      For: 446,723.20       Against: -0-       Abstain: -0-

   8.Approval of the elimination of the Funds' fundamental investment re-striction concerning investment in securities of issuers in operation for less than three years:

    THE TOCQUEVILLE FUND
      For: 1,460,800.07     Against: 13,574.54 Abstain: 813.26

    THE TOCQUEVILLE ASIA-PACIFIC FUND
      For: 299,471.58       Against: -0-       Abstain: -0-

    THE TOCQUEVILLE EUROPE FUND
      For: 250,116.87       Against: -0-       Abstain: -0-

    THE TOCQUEVILLE SMALL CAP VALUE FUND
      For: 446,723.20       Against: -0-       Abstain: -0-

--------------------------------------------------------------------------------

   9. Approval of the amendment of the Funds' fundamental investment re-stricting concerning the lending of money or securities:

    THE TOCQUEVILLE FUND
      For: 1,459,829.27     Against: 14,545.34 Abstain: 813.26

    THE TOCQUEVILLE ASIA-PACIFIC FUND
      For: 299,471.58       Against: -0-       Abstain: -0-

    THE TOCQUEVILLE EUROPE FUND
      For: 250,116.87       Against: -0-       Abstain: -0-

    THE TOCQUEVILLE SMALL CAP VALUE FUND
      For: 446,723.20       Against: -0-       Abstain: -0-

  10. Approval of the amendment of the Funds' fundamental investment restric-tion concerning commodities:

    THE TOCQUEVILLE FUND
      For: 1,465,660.45     Against: 8,714.16  Abstain: 813.26

    THE TOCQUEVILLE ASIA-PACIFIC FUND
      For: 299,471.58       Against: -0-       Abstain: -0-

    THE TOCQUEVILLE EUROPE FUND
      For: 250,116.87       Against: -0-       Abstain: -0-

    THE TOCQUEVILLE SMALL CAP VALUE FUND
      For: 446,723.20       Against: -0-       Abstain: -0-

  11. Approval of the elimination of The Tocqueville Fund's and The Tocqueville Small Cap Value Fund's fundamental restriction concerning restricted and illiquid securities:

    THE TOCQUEVILLE FUND
      For: 1,464,490.27     Against: 9,884.34  Abstain: 813.26

    THE TOCQUEVILLE SMALL CAP VALUE FUND
      For: 446,723.20       Against: -0-       Abstain: -0-

  12.Approval of the elimination of The Tocqueville Fund's and The
     Tocqueville Small Cap Value Fund's fundamental restriction concerning the amount of allowable investment in foreign securities:

    THE TOCQUEVILLE FUND
      For: 1,470,321.45     Against: 4,053.16  Abstain: 813.26

    THE TOCQUEVILLE SMALL CAP VALUE FUND
      For: 446,723.20       Against: -0-       Abstain: -0-

--------------------------------------------------------------------------------

  13.Approval of the elimination of The Tocqueville Asia-Pacific Fund's and The Tocqueville Europe Fund's fundamental restriction concerning re-stricted and illiquid securities:

    THE TOCQUEVILLE ASIA-PACIFIC FUND
      For: 299,471.58       Against: -0-       Abstain: -0-

    THE TOCQUEVILLE EUROPE FUND
      For: 250,116.87       Against: -0-       Abstain: -0-

  14.Approval of the elimination of The Tocqueville Asia-Pacific Fund's and The Tocqueville Europe Fund's fundamental restriction concerning securi-ties of other investment companies were as follows:

    THE TOCQUEVILLE ASIA-PACIFIC FUND
      For: 299,471.58       Against: -0-       Abstain: -0-

    THE TOCQUEVILLE EUROPE FUND
      For: 250,116.87       Against: -0-       Abstain: -0-

  15.Approval of the elimination of The Tocqueville Asia-Pacific Fund's and The Tocqueville Europe Fund's fundamental restriction concerning war-rants were as follows:

    THE TOCQUEVILLE ASIA-PACIFIC FUND
      For: 299,471.58       Against: -0-       Abstain: -0-

    THE TOCQUEVILLE EUROPE FUND
      For: 249,193.87       Against: -0-       Abstain: 923.00

  16. Election of six (6) Trustees, for a term to expire until his or her successor is elected and has qualified:

                                        WITHHOLDING
                               FOR       AUTHORITY
                               ---      -----------
     Francois Sicart       2,471,499.52       -0-
     Bernard Combemale     2,471,499.52       -0-
     James Flaherty        2,466,639.14  4,860.38
     Inge Heckel           2,466,639.14  4,860.38
     Robert Kleinschmidt   2,471,499.52       -0-
     Francois Letaconnoux  2,471,499.52       -0-

  17. Ratification of the selection of McGladrey & Pullen, LLP, as indepen-dent public accountants for the Trust for the fiscal year ended October 31, 1995.

      For: 2,471,102.02     Against: -0-       Abstain: 397.50

                              INVESTMENT ADVISOR
                       Tocqueville Asset Management L.P.
                                 1675 Broadway
                           New York, New York 10019
                           Telephone: (212) 698-0800
                          Telecopier: (212) 262-0154

                                  DISTRIBUTOR
                          Tocqueville Securities L.P.
                                 1675 Broadway
                           New York, New York 10019
                           Telephone: (800) 697-3863
                          Telecopier: (212) 262-0154

                           SHAREHOLDERS' SERVICING,
                         CUSTODIAN AND TRANSFER AGENT
                      State Street Bank and Trust Company
                                 P.O. Box 8507
                       Boston, Massachusetts 02266-8507
                           Telephone: (800) 626-9402

                               BOARD OF TRUSTEES
                          Francois Sicart -- Chairman
                             Bernard F. Combemale
                               James B. Flaherty
                                  Inge Heckel
                            Robert W. Kleinschmidt
                             Francois Letaconnoux


                                     LOGO

                                The Tocqueville
                             Small Cap Value Fund

                                  a series of
                             The Tocqueville Trust


                                 Annual Report

                               October 31, 1995

                        THE TOCQUEVILLE GOVERNMENT FUND


--------------------------------------------------------------------------------
DEAR FELLOW SHAREHOLDERS:

  In this, our first annual report to shareholders, we would like to take this opportunity to reiterate our investment philosophy for the Tocqueville Govern-ment Fund. As a firm, Tocqueville Asset Management, the advisor to all of the equity funds of the Tocqueville Trust, as well as the Tocqueville Government Fund, places a premium on capital preservation. Over the long term, we believe that capital preservation and enhancement can best be achieved by investing primarily in equities. For a wide variety of reasons, however, we recognize the need of our clients to have a fixed income option. The Tocqueville Government Fund was created to fill that need.

  The Tocqueville Government Fund is not a typical fixed income fund. Despite the explosive proliferation of sophisticated fixed income investment vehicles, including convertibles, straddles, derivatives, leveraged long and short sales, LYONS, TIGRS, CATS, etc., the Tocqueville Government Fund has a simple, basic portfolio strategy: Invest only in securities of the U.S. Government or its agencies, and only in short to intermediate term maturities, without employing leverage, derivatives, or options. We recognize that these new highly complex and risky investment vehicles have their place and serve a purpose in the in-vestment universe. They do not, however, have a place or serve a purpose in the Tocqueville Government Fund. Our Fund's purpose is to preserve capital while generating an acceptable current return and to seek modest capital appreciation by extending maturities from the short to intermediate term when conditions warrant.

  Historical empirical data support our view that from the perspective of prin-cipal risk, investors are inadequately compensated over long periods of time for owning long term bonds. For example, at this writing a five year Treasury note yields approximately 90% of the yield of a thirty year bond. Yet, the cap-ital risk exposure of a five year note is only one-third of the long maturity. Our objective is income and capital preservation, and with this as our objec-tive we see no need to assume the added risk of long term bonds.

  Ours is a plain vanilla approach in a Baskin Robbins world of fixed income funds. But we believe our clients are best served by the conservative, risk averse approach that we have taken. While we never expect the Tocqueville Gov-ernment Fund to make the list of top performing fixed income funds in any given year, we are quite sure we will not appear on the worst performing list. And over the long haul we expect the Fund to attain its goals, while many of the high return/high risk funds favored by others will not.

  Since beginning operations on September 5, 1995, the Tocqueville Government Fund Class A shares generated an annualized return during its first 56 days of 6.26%. Initially we were fully invested at a fairly neutral duration of approx-imately five years during a powerful continuation of the rally in bonds that persisted throughout 1995. (Our neutral duration is five to seven years, our cautious duration is one to three years, and our bullish duration is nine to twelve years.) More recently, we have adopted an even more conservative posture as current yield levels contain much less attraction. The negative returns posted by all bonds in 1994 keep us mindful that principal

--------------------------------------------------------------------------------
exposure must be evaluated in the context of total return. Despite a substan-tive percentage of economists who are confident of a continuation of the rally to perhaps a 5% long term Treasury bond, we are just as comfortable with the case for bonds at 7% or higher.

OUTLOOK

  Inflation remains low at around 3% and the outlook is benign. Still inflation has been approximately at these levels for the past five years and the margin for further substantial gains are slim in our view. Meanwhile, with a very flat yield curve, the incentive to extend maturities is minimal. For both of these reasons, even the intermediate term fixed income markets harbor more risk than is acceptable. Consequently, for the foreseeable future, we intend to remain in short term securities.

  For 1996 we expect a subdued, yet mildly growing, economy with inflation within the bounds of acceptable tolerance. Our major trading partners, Europe and Japan, should continue their economic travails, providing little stimulus for export growth. Because of our relative ability to respond and adapt, the U.S. is emerging as the premier low cost producer in the industrial world with respect to labor costs, taxes, and reduced socialization. The key question re-garding the Federal Reserve is not whether they will lower rates, but rather when and by how much. Equally as important is the question of what rate struc-ture is priced into the market; for the discontinuing function of the market is the perception of the future. A two year Treasury yield of 5.35% implies a Fed Funds average of 4 5/8% over the next two years, assuming a 75 basis point pre-mium to Fed Funds which is the historical norm. In fact, the Fed Funds rate has just been lowered to 5 1/4%.

  With so much further rate reduction already built into the market, the margin for disappointment exceeds the potential reward. There remain substantial prob-lems, such as chronic deficits, a persistent current account deficit in trade balance, global surplus of dollars, potential negative political developments, such as probable casualties in Bosnia, and more. While we expect a continuation of moderately positive news, we do not expect an attendant appreciation of prices. It is reasonable to expect our duration to be cautious to neutral at this interest rate structure. If more value should present itself in the form of higher interest rates, our posture would be re-evaluated.

Robert W. Kleinschmidt
Christopher P. Culp
Portfolio Managers
--------------------------------------------------------------------------------

  This report is not authorized for distribution to prospective investors un-less preceded or accompanied by a currently effective prospectus of The Tocqueville Trust.

                        THE TOCQUEVILLE GOVERNMENT FUND

                         SELECTED FINANCIAL INFORMATION

                Period from August 14, 1995 to October 31, 1995

PER SHARE OPERATING PERFORMANCE
(FOR A SHARE OUTSTANDING THROUGHOUT THE    CLASS A
PERIOD)                                    -------
Net asset value, beginning of period...... $10.00
                                           ------
Income from investment operations:
Net investment income.....................   0.05(a)
Net realized and unrealized gain .........   0.05
                                           ------
Total from investment operations..........   0.10
                                           ------
Less distributions
Dividends from net investment income......  (0.05)
Distributions from net realized gains.....    --
                                           ------
Total distributions.......................  (0.05)
                                           ------
Change in net asset value for the period..   0.05
                                           ------
Net asset value, end of period............ $10.05
                                           ------
Total Return(b)...........................   6.26%*
Ratios/supplemental data
Net assets, end of period (000)........... $6,506
Ratio to average net assets of:
 Expenses.................................   2.74%*(a)
 Net investment income....................   3.08%*(a)
Portfolio turnover rate...................   0.00%

                                           CLASS B
                                           -------
Net asset value, beginning of period...... $ 9.97
                                           ------
Income from investment operations:
Net investment income.....................   0.04
Net realized and unrealized gain .........   0.08
                                           ------
Total from investment operations..........   0.12
Less distributions
Dividends from net investment income......  (0.04)
Distribution from net realized gains......    --
                                           ------
Total distributions.......................  (0.04)
                                           ------
Net asset value, end of period............ $10.05
                                           ------
Total Return(c)...........................   8.42%*
Ratios/supplemental data
Net assets, end of period.................    201
Ratio to average net assets of:
 Expenses.................................    --
 Net investment income....................    --

--------
(a)Net of fees waived amounting to 0.77% of average net assets for the period ended October 31, 1995.
(b)Does not include maximum sales load of 4%.
(c)Does not include contingent deferred sales charge.
 * Annualized.

                        THE TOCQUEVILLE GOVERNMENT FUND

                       INVESTMENTS AS OF OCTOBER 31, 1995

--------------------------------------------------------------------------------

                                                                     % OF
                                                           MARKET    NET
                                              PAR VALUE    VALUE    ASSETS
                                              ---------- ---------- ------
MORTGAGE RELATED - 34.70%
Federal Home Loan Mortgage Corp.
 6.98%,  9/07/2000                            $  750,000 $  751,172 11.55%
 6.98%,  9/13/2000                               750,000    757,561 11.64%
 6.38%, 10/24/2000                               750,000    749,086 11.51%
                                                         ----------
                                                          2,257,819
                                                         ----------
U.S. TREASURY NOTES - 61.33%
 5.50%,  4/15/2000                             1,000,000    990,625 15.23%
 5.875%, 6/30/2000                             1,000,000  1,002,811 15.42%
 5.75%, 10/31/2000                             2,000,000  1,996,250 30.68%
                                                         ----------
                                                          3,989,686
                                                         ----------
SHORT-TERM INVESTMENTS - 1.13%
 U.S. T-Bill, 5.285%, 3/21/96                     75,000     73,440  1.13%
                                                         ----------
TOTAL INVESTMENTS (COST $6,293,165) - 97.16%              6,320,945
OTHER ASSETS & LIABILITIES, NET - 2.84%                     184,767
                                                         ----------
TOTAL NET ASSETS - 100.00%                               $6,505,712
                                                         ----------

See Notes to Financial Statements.

                        THE TOCQUEVILLE GOVERNMENT FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                                October 31, 1995
--------------------------------------------------------------------------------

ASSETS
Investments, at value (identified cost $6,293,165)                 $6,320,945
Cash                                                                    3,646
Receivable for Fund shares sold                                       160,449
Interest receivable                                                    38,600
Deferred organization expense                                          22,110
Other assets                                                            4,861
                                                                   ----------
                                                                    6,550,611
                                                                   ----------
LIABILITIES
Accrued investment adviser's fee                                           --
Accrued distribution fee                                                   --
Accrued expenses                                                       17,334
Payable for deferred organization expenses                             27,565
                                                                   ----------
                                                                       44,899
                                                                   ----------
NET ASSETS                                                         $6,505,712
                                                                   ----------
At October 31, 1995 net assets consisted of:
Capital paid in                                                    $6,478,762
Accumulated net realized loss                                            (830)
Net unrealized appreciation                                            27,780
                                                                   ----------
                                                                   $6,505,712
                                                                   ----------
CLASS A
NET ASSET VALUE PER SHARE ($6,505,510/647,150 shares outstanding)  $    10.05
                                                                   ----------
Maximum offering price ($10.05/96%)                                    $10.47
                                                                   ----------
CLASS B
NET ASSET VALUE PER SHARE AND MAXIMUM OFFERING PRICE ($202/20
 shares outstanding)                                                   $10.05
                                                                       ------

See Notes to Financial Statements.

                        THE TOCQUEVILLE GOVERNMENT FUND

                            STATEMENT OF OPERATIONS

                Period from August 14, 1995 to October 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest                                                       $40,073
                                                               -------
EXPENSES
Investment adviser's fee (Note 2)                                3,453
Custodian and fund accounting                                    8,400
Transfer agent and shareholder services                          4,760
Audit                                                            2,240
Legal                                                            1,400
Distribution (Note 4)
 Class A                                                         1,727
 Class B                                                           --
Administration fee (Note 4)                                        928
Registration                                                       672
Trustees' fee                                                      280
Other                                                            1,176
                                                               -------
 Total expenses                                                 25,036
Less: fees waived (Notes 2 and 4)                               (6,108)
                                                               -------
  NET EXPENSES                                                  18,928
                                                               -------
   NET INVESTMENT INCOME                                        21,145
                                                               -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized (loss) on investments                              (830)
  Net unrealized appreciation of investments during the period  27,780
                                                               -------
  Net gain on investments                                       26,950
                                                               -------
Net increase in net assets resulting from operations           $48,095
                                                               -------

See Notes to Financial Statements.

                        THE TOCQUEVILLE GOVERNMENT FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                Period from August 14, 1995 to October 31, 1995
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
Operations
 Net investment income                                     $   21,145
 Net realized loss                                               (830)
 Net unrealized appreciation                                   27,780
                                                           ----------
  Net increase resulting from operations                       48,095
Distributions to shareholders from net investment income:
 Class A                                                      (21,144)
 Class B                                                           (1)
Fund share transactions (Note 3)
 Class A                                                    6,478,561
 Class B                                                          201
                                                           ----------
  Net increase in net assets                                6,505,712
NET ASSETS
 Beginning of period                                               --
                                                           ----------
 End of period                                             $6,505,712
                                                           ----------

See Notes to Financial Statements.

                        THE TOCQUEVILLE GOVERNMENT FUND

                         NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
NOTE 1

  The Tocqueville Trust (the "Trust") was organized as a Massachusetts business trust registered under the Investment Company Act of 1940 as amended, as a di-versified, open-end management investment company. The Trust consists of five separate Funds: The Tocqueville Fund, The Tocqueville Asia-Pacific Fund, The Tocqueville Small Cap Value Fund, The Tocqueville Europe Fund and the Tocqueville Government Fund (the "Funds"). The following is a summary of sig-nificant accounting principles followed by the Trust in the preparation of its financial statements.

--------------------------------------------------------------------------------
SECURITY VALUATION

  Investments in securities, including foreign securities, traded on an ex-change or quoted on the over-the-counter market are valued at the last sale price or, if no sale occurred during the day, at the mean between closing bid and asked prices, as last reported by a pricing service approved by the Trust-ees. When market quotations are not readily available, or when restricted secu-rities or other assets are being valued, such assets are valued at fair value as determined in good faith by or under procedures established by the Trustees. Short-term investments are stated at cost which, together with accrued inter-est, approximates market value.

--------------------------------------------------------------------------------
FEDERAL INCOME TAX

  It is the Trust's policy to comply with the provisions of the Internal Reve-nue Code ("Code") applicable to regulated investment companies and to distrib-ute all of its taxable income to its shareholders. It is also the Trust's in-tention to distribute amounts sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no federal income or excise tax pro-vision is required.

--------------------------------------------------------------------------------
DEFERRED ORGANIZATION EXPENSES

  Expenses incurred in connection with the organization of The Tocqueville Gov-ernment Fund (the "Fund") are being amortized on a straight-line basis over a five-year period from the Fund's commencement of operations. In the event any initial shares of The Tocqueville Government Fund are redeemed during the amor-tization period, the proceeds of redemption will be reduced by the pro-rata portion of any unamortized organization expenses in the same proportion as the number of shares redeemed bears to the number of initial shares held at the time of redemption.

--------------------------------------------------------------------------------
OTHER

  Security transactions are accounted for on the trade date, the date the order to buy or sell is executed. Interest income is recognized on the accrual basis and market discount is accounted for using the effective interest method. The Trust uses the first-in, first-out method for determining realized gain or loss on investments sold for both financial reporting and federal tax purposes. Dis-tributions to shareholders are recorded on the ex-dividend date. Expenses in-curred by the Trust not specifically identified to a Fund are allocated on a basis relative to the size of each Fund's daily net asset value.

--------------------------------------------------------------------------------

NOTE 2

  Tocqueville Asset Management L.P. ("Tocqueville"), is the investment adviser to the Trust under an Investment Advisory Agreement approved by shareholders on February 26, 1990. For its services, Tocqueville receives a fee from The Tocqueville Government Fund, payable monthly, at an annual rate of .50% of the first $500 million of the Fund's average daily net assets, .40% of the next $500 million of average daily net assets, and .30% of average daily net assets in excess of $1 billion.

  Certain states in which shares of the Trust are qualified for sale impose limitations on the expenses of the Trust. The Advisory Agreement provides that if, in any fiscal year, the total expenses of the Trust (excluding taxes, in-terest, extraordinary expenses and the distribution fee but including the Ad-viser's fee) exceed the expense limitation applicable to the Trust imposed by the securities regulations of any state in which it is registered to sell shares, Tocqueville will pay or reimburse the Trust for that excess up to the amount of its fee. The most re-strictive limitation currently applicable (excluding the items described above) limits a fund to 2.5% of the Trust's first $30,000,000 of average daily net as-sets, 2% of the next $70,000,000, and 1.5% of the Trust's average daily net as-sets over $100,000,000. For the period August 14, 1995 to October 31, 1995, the Adviser has waived its advisory fee of $3,453 due to the expense limitation re-ferred to above. In addition, the Adviser has agreed to waive its fee until the Fund's average daily net assets exceed $10 million.

--------------------------------------------------------------------------------
NOTE 3

  The Fund offers two classes of shares: Class A and Class B shares. Shares of each class are identical except for the initial sales load on Class A shares, a contingent deferred sales charge on Class B shares, distribution fees and vot-ing rights on matters effecting a single class. At October 31, 1995, there were an unlimited number of shares of beneficial interest authorized ($0.01 par val-ue). Transactions in the Fund's shares for the period from August 14, 1995 to October 31, 1995 were as follows:

                                                       CLASS A
                                                  ------------------
                                                  SHARES    AMOUNT
                                                  ------- ----------
      Shares sold                                 645,088 $6,457,874
      Shares issued on reinvestment of dividends    2,062     20,687
      Shares redeemed                                  --         --
                                                  ------- ----------
      Net increase                                647,150 $6,478,561
                                                  ------- ----------
                                                       CLASS B
                                                  ------------------
                                                  SHARES    AMOUNT
                                                  ------- ----------
      Shares sold                                      20 $      200
      Shares issued on reinvestment of dividends       --          1
      Shares redeemed                                  --         --
                                                  ------- ----------
      Net increase                                     20 $      201
                                                  ------- ----------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTE 4

  Tocqueville Securities L.P. (the "Distributor") acts as a distributor for shares of the Fund and purchases shares of the Fund at net asset value to fill orders as received from investment dealers. For the period ended October 31, 1995, the Distributor received no net commissions from the sale of the Fund's shares.

  The Fund has adopted distribution plans related to the sale of Class A and Class B shares pursuant to which the Fund may incur distribution expenses in amounts not to exceed 0.25% and 0.75% per annum of the average daily net assets of Class A and Class B shares, respectively. Such expenses may include, but are not limited to, advertising, printing, and distribution of sales literature, prospectuses and other materials, and payments to dealers and shareholders ser-vicing agents including the Distributor. Under the distribution plans, the Dis-tributor is permitted to carry forward expenses not reimbursed by the distribu-tion fees to subsequent fiscal years for submission to the Fund for payment, subject to the continuation of the Plan. For the period ended October 31, 1995, the Distributor has waived distribution fees of $1,727 and 0, respectively for Class A and Class B shares. The Distributor has informed the Trust that, as of October 31, 1995, there were $8,110 in unreimbursed expenses for the Fund.

  Class B shares which are redeemed within six years of purchase are subject to a contingent deferred sales charge at rates ranging from 5% to 0%, charged as a percentage of the dollar amount subject thereto. There were no contingent de-ferred sales charges paid to the Distributor for the period ended October 31, 1995.

  Commissions earned by the Distributor for services rendered as a registered broker-dealer in securities transactions for the Fund for the period ended Oc-tober 31, 1995 were $7,912.

  Pursuant to an Administrative Services Agreement, effective September 15, 1995, the Fund pays to the Distributor a fee computed and paid monthly at an annual rate of 0.15% of the average daily net assets of the Fund. During the period ended October 31, 1995, the Distributor waived administration fees of $928.

--------------------------------------------------------------------------------

NOTE 5

  Purchases and sales of investment securities (excluding short-term instru-ments) for the period ended October 31, 1995 were as follows:

                     THE
                 TOCQUEVILLE
                 GOVERNMENT
                     FUND
                 -----------
      PURCHASES  $6,219,211
                 ----------
      SALES              --
                 ----------

--------------------------------------------------------------------------------
NOTE 6

  Unrealized appreciation at October 31, 1995 based on cost of securities for Federal tax purposes is as follows:

                                         THE
                                     TOCQUEVILLE
                                     GOVERNMENT
                                         FUND
                                     -----------
      Gross unrealized appreciation  $   27,789
      Gross unrealized depreciation          (9)
                                     ----------
      Net unrealized appreciation    $   27,780
                                     ----------
      Cost of investments            $6,293,165
                                     ----------

--------------------------------------------------------------------------------

                        THE TOCQUEVILLE GOVERNMENT FUND


--------------------------------------------------------------------------------

INDEPENDENT AUDITOR'S REPORT

To the Board of Trustees and Shareholders
 The Tocqueville Government Fund

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of The Tocqueville Government Fund, a series of The Tocqueville Trust, as of October 31, 1995, and the related statement of opera-tions, changes in net assets, and the selected financial information for the period August 14, 1995 to October 31, 1995. These financial statements and se-lected financial information are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and selected financial information based on our audit.

We conducted our audit in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected finan-cial information are free of material misstatement. An audit includes examin-ing, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian. An audit also in-cludes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presenta-tion. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and selected financial information referred to above present fairly, in all material respects, the financial position of The Tocqueville Government Fund, a series of The Tocqueville Trust as of October 31, 1995, the results of its operations, the changes in its net assets, and the selected financial information for the period then ended, in conformity with generally accepted accounting principles.

                                         /s/ McGladrey & Pullen, LLP

New York, New York
December 1, 1995

                              INVESTMENT ADVISOR
                       Tocqueville Asset Management L.P.
                                 1675 Broadway
                           New York, New York 10019
                           Telephone: (212) 698-0800
                          Telecopier: (212) 262-0154

                                  DISTRIBUTOR
                          Tocqueville Securities L.P.
                                 1675 Broadway
                           New York, New York 10019
                           Telephone: (800) 697-3863
                          Telecopier: (212) 262-0154

                           SHAREHOLDERS' SERVICING,
                         CUSTODIAN AND TRANSFER AGENT
                      State Street Bank and Trust Company
                                 P.O. Box 8507
                       Boston, Massachusetts 02266-8507
                              Telephone Toll Free
                                (800) 626-9402

                               BOARD OF TRUSTEES
                          Francois Sicart -- Chairman
                             Bernard F. Combemale
                               James B. Flaherty
                                  Inge Heckel
                            Robert W. Kleinschmidt
                             Francois Letaconnoux

                    [LOGO] The Tocqueville Government Fund

                                The Tocqueville
                                Government Fund

                                  a series of
                             The Tocqueville Trust


                                 Annual Report

                               October 31, 1995

                       THE TOCQUEVILLE ASIA-PACIFIC FUND


--------------------------------------------------------------------------------
DEAR FELLOW SHAREHOLDERS:

  For the fiscal year ending October 31st 1995, the Class A net asset value per share of the Tocqueville Asia-Pacific Fund declined 11.63%, vs. a decline of 11.21% for the Morgan Stanley Pacific Index. We remain concerned about the po-tential for economic and political upheaval in the region and, as a result, we have had a significant part of the portfolio in cash reserves and in invest-ments in Australia and New Zealand (including the shares of gold mining compa-nies).

  While the recession in Japan seems to have reached a bottom, the risk of af-tershocks remains in both the financial sector and in the political arena, as the forced transformation of the economy threatens the traditional pillars of the Japanese society.

  For the rest of the region, the great uncertainty lies in the change of lead-ership in China at a time when the imbalance in the country's growth may become a factor of internal tensions, and when foreign pressures on China to abide by international trade laws is also a source of friction. An interruption of in-vestment flows into the mainland, as a result of either internal unrest or ex-ternal tensions, would likely cause a sudden reduction in Chinese economic ac-tivity that would significantly affect the region's other economies. Furthermore, most of the tigers are still quite vulnerable to a possible reces-sion in the United States as well. In a region where financial markets are characterized by very long-term hopes and very short-term trading, prudence to-ward the high-growth economies of the region still seems to be warranted.

  The growth potential of the region remains awesome, however, and we continue to look for ways to invest in companies that appear capable of surviving through these short-term vagaries. We feel that, since temporary crises--polit-ical and financial--are inevitable in coming years, they will give us desirable entry points to establish long-term positions in companies offering a unique combination of high growth potential and reasonable valuations.

  In the meantime, we will maintain a fairly cautious approach, with ample cash reserves and a good part of our portfolio in the more stable, slower-growing economies of the region.

Francois Sicart
Portfolio Manager

--------------------------------------------------------------------------------
  This report is not authorized for distribution to prospective investors un-less preceded or accompanied by a currently effective prospectus of The Tocqueville Trust.

--------------------------------------------------------------------------------


                                  [MAC CHART]



--------------------------------------------------------------------------------

                       THE TOCQUEVILLE ASIA-PACIFIC FUND

                         SELECTED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

                                            CLASS A
                          -------------------------------------------------------
                          YEAR ENDED OCTOBER 31,                  PERIOD FROM
                          ---------------------------------    NOVEMBER 12, 1991
                           1995         1994         1993     TO OCTOBER 31, 1992
                          -------      -------      -------   -------------------
PER SHARE OPERATING
PERFORMANCE
(FOR A SHARE OUTSTANDING
THROUGHOUT THE PERIOD)    -------      -------      -------   -------------------
Net asset value,
 beginning of period....  $ 12.16      $ 11.26      $ 10.50         $10.00
                          -------      -------      -------         ------
Income from investment
 operations:
Net investment loss.....    (0.01)(a)    (0.05)(b)    (0.21)         (0.07)(c)
Net realized and
 unrealized gain (loss).    (1.39)        1.45         1.62           0.57
                          -------      -------      -------         ------
Total from investment
 operations.............    (1.40)        1.40         1.41           0.50
                          -------      -------      -------         ------
Less distributions
Dividends from net
 investment income......     0.00         0.00         0.00           0.00
Distributions from net
 realized gains.........    (1.69)       (0.50)       (0.65)         (0.00)
                          -------      -------      -------         ------
Total distributions.....    (1.69)       (0.50)       (0.65)         (0.00)
                          -------      -------      -------         ------
Change in net asset
 value for the period...    (3.09)        0.90         0.76           0.50
                          -------      -------      -------         ------
Net asset value, end of
 period.................  $  9.07      $ 12.16      $ 11.26         $10.50
                          =======      =======      =======         ======
Total Return(d).........   (11.63%)      12.81%       15.00%          5.00%
Ratios/supplemental data
Net assets, end of
 period (000)...........  $ 4,686      $ 5,187       $3,886         $1,898
Ratio to average net
 assets of:
 Expenses...............     3.55% (a)    2.82% (b)    4.63%          4.90% (c)*
 Net investment income..    (0.26%)(a)   (0.87%)(b)   (2.42%)        (0.73%)(c)*
Portfolio turnover rate.      106%         168%         216%           101%

                                                                   CLASS B
                                                             -------------------
                                                                 PERIOD FROM
                                                               AUGUST 14, 1995
                                                             TO OCTOBER 31, 1994
                                                             -------------------
Net asset value, beginning of period........................       $ 9.35
                                                                   ------
Income from investment operations:
Net investment income.......................................         0.00
Net realized and unrealized loss............................        (0.32)
                                                                   ------
Total from investment operations............................        (0.32)
                                                                   ------
Net asset value, end of period..............................       $ 9.03
                                                                   ======
Total Return(e).............................................        (3.42%)
Ratios/supplemental data
Net assets, end of period...................................         $193
Ratio to average net assets of:
 Expenses...................................................          --
 Net investment income......................................          --

--------
(a)Net of fees waived amounting to 1.27% of average net assets for the year ended October 31, 1995.
(b)Net of fees waived amounting to 1.00% of average net assets for the year ended October 31, 1994.
(c)Net of fees waived amounting to 0.28% of average net assets for the period ended October 31, 1992.
(d)Does not include maximum sales load of 4%.
(e)Does not include contingent deferred sales charge. Not annualized.
 *Annualized.

                       THE TOCQUEVILLE ASIA-PACIFIC FUND

                       INVESTMENTS AS OF OCTOBER 31, 1995

--------------------------------------------------------------------------------

                                                  US$
                                                 Market      % of
COMMON STOCKS--80.75%                  Shares    Value    Net Assets
--------------------------------------------------------------------
AUSTRALIA--30.85%
Acacia Resources(a)                     30,000 $   49,135    1.05%
Ampolex Ltd.(a)                         60,000    118,839    2.53%
Posgold Ltd.                            50,000     86,082    1.84%
Aurora Gold(a)                         100,000    114,268    2.44%
Crown Ltd.(a)                           75,000    104,556    2.23%
Delta Gold NL(a)                        80,000    171,860    3.67%
Dominion Mining(a)                     500,000    110,459    2.36%
Emperor Mines Ltd.(a)                   22,000     33,351    0.71%
Gold Mines of Kalgoorlie                50,000     39,994    0.85%
MIM Holdings, Ltd.                      30,000     40,451    0.86%
North Ltd.                              50,000    140,931    3.01%
QNI Limited                             35,000     67,190    1.43%
Resolute Samantha                       58,571    112,885    2.41%
Golden Shamrock(a)                     100,000     54,849    1.17%
Woodside Petroleum                      40,000    191,666    4.09%
Deutsche Bank Australia Ltd., Wts.(a)   11,000      9,385    0.20%
--------------------------------------------------------------------
                                                1,445,901   30.85%
--------------------------------------------------------------------
HONG KONG--11.38%
ASM Pacific Tech.                      150,000    141,625    3.02%
QPL International                      271,000    185,768    3.96%
World Houseware                        720,000    128,510    2.74%
Yip's Hang Cheung                      500,000     77,603    1.66%
--------------------------------------------------------------------
                                                  533,506   11.38%
--------------------------------------------------------------------
MALAYSIA--7.84%
ACP Industries                          25,000    100,354    2.14%
Cycle & Carr Bin                        15,000     61,983    1.32%
Hock Hua Bank Bhd.(a)                   25,000     73,790    1.58%
Road Builder                            29,000     89,591    1.91%
Diperdana Corp. Berhad(a)               15,000     33,943    0.72%
Tongkah Holdings Bhd.                   25,000      7,969    0.17%
--------------------------------------------------------------------
                                                  367,630    7.84%
--------------------------------------------------------------------
NEW ZEALAND--20.97%
Brierley Invmt. Ltd.                   150,000    116,839    2.49%
Carter Holt Harvey                      50,000    119,480    2.55%
CDL Hotels NZ Ltd.(a)                  350,000    147,865    3.16%
Fisher & Paykel                         70,400    230,035    4.91%
Fletcher Challenge                     100,000    264,704    5.65%
Telecom Corp. of NZ                     25,000    103,802    2.21%
--------------------------------------------------------------------
                                                  982,725   20.97%
--------------------------------------------------------------------
SINGAPORE--8.62%
Far East Levingston                     25,000    107,926    2.31%
United Overseas Bank                    10,000     87,757    1.87%
Hong Kong Land Hldgs.                   75,000    135,000    2.88%
Jardine Matheson                        12,000     73,200    1.56%
--------------------------------------------------------------------
                                                  403,883    8.62%
--------------------------------------------------------------------

(a) Non-income producing security.
See Notes to Financial Statements.

                                                         US$
                                                        Market       % of
COMMON STOCKS (CONTINUED)                    Shares     Value     Net Assets
----------------------------------------------------------------------------
THAILAND--1.09%
National Finance & Sec., Wts.(a)                3,000 $        0     0.00%
Siam City Bank PLC                             40,000     50,864     1.09%
Siam City Bank Rights(a)                          235          0     0.00%
Siam City Bank Rights(a)                          296          0     0.00%
----------------------------------------------------------------------------
                                                          50,864     1.09%
----------------------------------------------------------------------------
Total Common Stocks
 (Cost $3,825,540)                                    $3,784,509
----------------------------------------------------------------------------
SHORT-TERM                                  Principal
 INVESTMENTS--19.74%                         Amount
----------------------------------------------------------------------------
Repurchase Agreement,
 State Street Bank & Trust Co., 2.5% dated
 10/31/95, due 11/01/95 (Collateralized by
 U.S. Treasury Notes valued at $944,292.
 Repurchase proceeds of $925,064.)           $925,000 $  925,000    19.74%
----------------------------------------------------------------------------
TOTAL INVESTMENTS
 (COST $4,750,540)--100.49%                            4,709,509
OTHER ASSETS & LIABILITIES,
 NET--(0.49)%                                            (22,816)
----------------------------------------------------------------------------
TOTAL NET ASSETS--100.0%                              $4,686,693
                                                      ----------

                       THE TOCQUEVILLE ASIA-PACIFIC FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                                October 31, 1995
--------------------------------------------------------------------------------

ASSETS
Investments, at value (identified cost $4,750,540)               $4,709,509
Cash                                                                    584
Cash, foreign currencies                                              7,717
Dividends and interest receivable                                    14,530
Other assets                                                          2,923
                                                                 ----------
                                                                 $4,735,263
                                                                 ----------
LIABILITIES
Accrued investment adviser's fee                                        --
Accrued distribution fee                                                --
Accrued expenses and other                                           48,570
                                                                 ----------
                                                                     48,570
                                                                 ----------
NET ASSETS                                                       $4,686,693
                                                                 ----------
At October 31, 1995 net assets consisted of:
Capital paid in                                                  $5,079,332
Accumulated net realized loss                                      (351,630)
Net unrealized depreciation                                         (41,009)
                                                                 ----------
                                                                 $4,686,693
                                                                 ----------
CLASS A
NET ASSET VALUE PER SHARE ($4,686,500 / 516,440 shares
 outstanding)                                                         $9.07
                                                                      -----
Maximum offering price ($9.07 / 96%)                                  $9.45
                                                                      -----
CLASS B
NET ASSET VALUE PER SHARE AND MAXIMUM OFFERING PRICE ($193 / 21
 shares outstanding)                                                  $9.03
                                                                      -----

See Notes to Financial Statements.

                       THE TOCQUEVILLE ASIA-PACIFIC FUND

                            STATEMENT OF OPERATIONS

                          Year Ended October 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends (net of $8,853 foreign taxes withheld)               $  91,582
Interest                                                          68,145
                                                               ---------
                                                                 159,727
                                                               ---------
EXPENSES
Investment adviser's fee (Note 2)                                 48,530
Custodian and fund accounting                                     71,590
Transfer agent and shareholder services                           21,755
Audit                                                             14,600
Legal                                                             34,557
Distribution (Note 4)
 Class A                                                          12,133
 Class B                                                             --
Administration (Note 4)                                              979
Printing                                                           3,650
Registration                                                      12,775
Trustees fee                                                       1,825
Amortization of organization expenses                              2,795
Fidelity bond                                                      2,333
Other                                                              6,612
                                                               ---------
 Total expenses                                                  234,134
Less: fees waived (Notes 2 and 4)                                (61,642)
                                                               ---------
 Net expenses                                                    172,492
                                                               ---------
  NET INVESTMENT LOSS                                            (12,765)
                                                               ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on:
  Investments                                                   (351,630)
  Foreign currency transactions                                   (3,569)
                                                               ---------
                                                                (355,199)
                                                               ---------
Net unrealized depreciation on:
  Investments                                                   (204,604)
  Foreign currency translation of other assets and liabilities    (4,376)
                                                               ---------
                                                                (208,980)
                                                               ---------
  Net loss on investments                                       (564,179)
                                                               ---------
Net decrease in net assets resulting from operations           $(576,944)
                                                               ---------

See Notes to Financial Statements.

                       THE TOCQUEVILLE ASIA-PACIFIC FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                     Years ended October 31, 1995 and 1994
--------------------------------------------------------------------------------

                                                         1995        1994
                                                      ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations
 Net investment loss                                  $  (12,765) $  (38,984)
 Net realized gain (loss)                               (355,199)    757,775
 Net unrealized depreciation                            (208,980)   (181,778)
                                                      ----------  ----------
  Net increase (decrease) resulting from operations     (576,944)    537,013
Distributions to shareholders from net realized gain
 on investments:
 Class A                                                (720,093)   (172,782)
 Class B                                                     --          --
Fund share transactions (Note 4)
 Class A                                                 796,982     936,375
 Class B                                                     200         --
                                                      ----------  ----------
  Net increase (decrease) in net assets                 (499,855)  1,300,606
NET ASSETS
 Beginning of year                                     5,186,548   3,885,942
                                                      ----------  ----------
 End of year                                          $4,686,693  $5,186,548
                                                      ----------  ----------

See Notes to Financial Statements.

                       THE TOCQUEVILLE ASIA-PACIFIC FUND

                         NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
NOTE 1

  The Tocqueville Trust (the "Trust") was organized as a Massachusetts business trust registered under the Investment Company Act of 1940 as amended, as a di-versified, open-end management investment company. The Trust consists of five separate Funds: The Tocqueville Fund, The Tocqueville Asia-Pacific Fund, The Tocqueville Small Cap Value Fund, The Tocqueville Europe Fund and The Tocqueville Government Fund (the "Funds"). The following is a summary of sig-nificant accounting principles followed by the Trust in the preparation of its financial statements.

--------------------------------------------------------------------------------
SECURITY VALUATION

  Investments in securities, including foreign securities, traded on an ex-change or quoted on the over-the-counter market are valued at the last sale price or, if no sale occurred during the day, at the mean between closing bid and asked prices, as last reported by a pricing service approved by the Trust-ees. When market quotations are not readily available, or when restricted secu-rities or other assets are being valued, such assets are valued at fair value as determined in good faith by or under procedures established by the Trustees. Short-term investments are stated at cost which, together with accrued inter-est, approximates market value.

--------------------------------------------------------------------------------
FEDERAL INCOME TAX

  It is the Trust's policy to comply with the provisions of the Internal Reve-nue Code ("Code") applicable to regulated investment companies and to distrib-ute all of its taxable income to its shareholders. It is also the Trust's in-tention to distribute amounts sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no federal income or excise tax pro-vision is required.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION

  Investments and other assets and liabilities denominated in foreign curren-cies are translated to U.S. dollars at the prevailing rates of exchange. The Tocqueville Asia-Pacific Fund is engaged in transactions in securities denomi-nated in foreign currencies and, as a result, enters into foreign exchange con-tracts. The Fund is exposed to additional market risk as a result of changes in the value of the underlying currency in relation to the U.S. dollar. The value of foreign currency contracts are "marked to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading, resulting in daily unrealized gains and/or losses. When the con-tracts are closed, the Fund recognizes a realized gain or loss.

  The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------

  Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the fiscal period, resulting from changes in the exchange rates.

-------------------------------------------------------------------------------
OTHER

  Security transactions are accounted for on the trade date, the date the or-der to buy or sell is executed. Dividend income is recognized on the ex-divi-dend date or at the time the Fund becomes aware, whichever is earlier. Inter-est income is recognized on the accrual basis and market discount is accounted for on a straight-line basis from settlement date. The Trust uses the first-in, first-out method for determining realized gain or loss on investments sold for both financial reporting and federal tax purposes. Distributions to share-holders are recorded on the ex-dividend date. Expenses incurred by the Trust not specifically identified to a fund are allocated on a basis relative to the size of each fund's daily net asset value. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to de-termine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

-------------------------------------------------------------------------------
NOTE 2

  Tocqueville Asset Management L.P. ("Tocqueville"), is the investment adviser to the Trust under an Investment Advisory Agreement approved by shareholders on February 26, 1990. For its services, Tocqueville receives a fee from the Fund, payable monthly, at an annual rate of 1.00% on the first $50 million of its average daily net assets, .75% of the next $50 million of average daily net assets, and .65% of average daily net assets in excess of $100 million.

  Certain states in which shares of the Trust are qualified for sale impose limitations on the expenses of the Trust. The Advisory Agreement provides that if, in any fiscal year, the total expenses of the Trust (excluding taxes, in-terest, extraordinary expenses and the distribution fee but including the Ad-viser's fee) exceed the expense limitation applicable to the Trust imposed by the securities regulations of any state in which it is registered to sell shares, Tocqueville will pay or reimburse the Trust for that excess up to the amount of its fee. The most restrictive limitation currently applicable (ex-cluding the items described above) limits a fund to 2.5% of the Trust's first $30,000,000 of average daily net assets, 2% of the next $70,000,000, and 1.5% of the Trust's average daily net assets over $100,000,000. The Adviser waived its management advisory fee for the year ended October 31, 1995, aggregating $48,530, due to this limitation.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NOTE 3

  Effective August 14, 1995 the Fund offered two classes of shares: Class A and Class B shares. Shares of each class are identical except for the initial sales load on Class A shares, a contingent deferred sales charge on Class B shares, distribution fees, and voting rights on matters effecting a single class. All Fund shares outstanding before August 14, 1995 were designated as Class A shares. At October 31, 1995, there were an unlimited number of shares of beneficial interest authorized ($0.01 par value). Transactions in the Fund's shares were:

                                                    CLASS A
                                     -----------------------------------------
                                         YEAR ENDED            YEAR ENDED
                                      OCTOBER 31, 1995      OCTOBER 31, 1994
                                     --------------------  -------------------
                                      SHARES     AMOUNT    SHARES     AMOUNT
                                     --------  ----------  -------  ----------
      Shares sold                     140,708  $1,243,264  130,489  $1,511,830
      Shares issued on reinvestment
       of distributions                50,479     461,895    8,785      98,299
      Shares redeemed                (101,157)   (908,177) (58,064)   (673,754)
                                     --------  ----------  -------  ----------
      Net increase                     90,030    $786,982   81,210    $936,375
                                     --------  ----------  -------  ----------

                                                      CLASS B
                                               ----------------------
                                                    PERIOD FROM
                                                   AUGUST 14, 1995
                                                TO OCTOBER 31, 1995
                                               ----------------------
                                                SHARES      AMOUNT
                                               ---------   ----------
      Shares sold                               21         $200
      Shares redeemed                           --           --
                                               ---------   ----------
      Net increase                              21         $200
                                               ---------   ----------

-------------------------------------------------------------------------------
NOTE 4

  Tocqueville Securities L.P. (the "Distributor") acts as distributor for shares of the Fund and purchases shares of the Fund at net asset value to fill orders as received from investment dealers. For the year ended October 31, 1995, the Distributor received net commissions of $65 from the sale of the Fund's shares.

  The Fund has adopted distribution plans related to the sale of Class A and Class B shares pursuant to which the Fund may incur distribution expenses in an amount not to exceed 0.25% and 0.75% per annum of the average daily net as-sets of Class A and Class B shares, respectively. Such expenses may include, but are not limited to, advertising, printing, and distribution of sales lit-erature, prospectuses and other materials, and payments to dealers and share-holders servicing agents including the Distributor. Under the distribution plans, the Distributor is permitted to carry forward expenses not reimbursed by the distribution fees to subsequent fiscal years for submission to the Fund for payment, subject to the continuation of the Plan. For the year ended

-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
October 31, 1995, the Distributor has waived distribution fees of $12,132 and $0, respectively, for Class A and Class B shares. The Distributor has informed the Trust that, as of October 31, 1995, there were $58,702 in unreimbursed ex-penses for the Fund.

  Class B shares which are redeemed within six years of purchase are subject to a contingent deferred sales charge at rates ranging from 5% to 0%, charged as a percentage of the dollar amount subject thereto. There were no contingent de-ferred sales charges paid to the Distributor for the year ended October 31, 1995.

  Pursuant to an Administrative Services Agreement, effective September 15, 1995, the Fund pays to the Distributor a fee computed and paid monthly at an annual rate of 0.15% of the average daily net assets of the Fund. During the year ended October 31, 1995, the Distributor waived administration fees of $979.

--------------------------------------------------------------------------------
NOTE 5

  Purchases and sales of investment securities (excluding short-term instru-ments) for the year ended October 31, 1995 were as follows:

                           THE
                       TOCQUEVILLE
                          ASIA-
                         PACIFIC
                          FUND
                       -----------
      PURCHASES
      U.S. Government  $      --
      Other             4,467,026
                       ----------
                       $4,467,026
                       ----------
      SALES
      U.S. Government  $      --
      Other             3,726,505
                       ----------
                       $3,726,505
                       ----------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTE 6

  Unrealized depreciation at October 31, 1995 based on cost of securities for Federal tax purposes is as follows:

                                         THE
                                     TOCQUEVILLE
                                        ASIA-
                                       PACIFIC
                                        FUND
                                     -----------
      Gross unrealized appreciation  $  369,439
      Gross unrealized depreciation    (414,401)
                                     ----------
      Net unrealized depreciation    $  (44,962)
                                     ----------
      Cost of investments            $4,754,471
                                     ----------

  At October 31, 1995, the Fund had tax basis capital losses of $347,699 avail-able to offset future gains through October 31, 2003.

                       THE TOCQUEVILLE ASIA-PACIFIC FUND


--------------------------------------------------------------------------------

INDEPENDENT AUDITOR'S REPORT

To the Board of Trustees and Shareholders
 The Tocqueville Asia-Pacific Fund

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of The Tocqueville Asia-Pacific Fund series of The Tocqueville Trust, as of October 31, 1995, and the related statement of opera-tions for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the selected financial informa-tion for each of the three years in the period then ended. These financial statements and selected financial information are the responsibility of the Fund's management. Our responsibility is to express an opinion on these finan-cial statements and selected financial information based on our audits.

We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected finan-cial information are free of material misstatement. An audit includes examin-ing, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian. An audit also in-cludes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presenta-tion. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected financial information referred to above present fairly, in all material respects, the financial position of The Tocqueville Asia-Pacific Fund series of The Tocqueville Trust as of October 31, 1995, the results of its operation, the changes in its net assets, and the selected financial information for the periods indicated, in conformity with generally accepted accounting principles.

                                         /s/ McGladrey & Pullen, LLP

New York, New York
December 1, 1995

                              THE TOCQUEVILLE FUND
                       THE TOCQUEVILLE ASIA-PACIFIC FUND
                          THE TOCQUEVILLE EUROPE FUND
                      THE TOCQUEVILLE SMALL CAP VALUE FUND

                 Special Meeting of Shareholders, July 31, 1995


--------------------------------------------------------------------------------

  A Special Meeting of Shareholders of the Trust was held on July 31, 1995 at the offices of Kramer, Levin, Naftalis, Nessen, Kamin & Frankel, 919 Third Ave-nue, New York, New York. The purpose of the meeting was to elect six trustees of the Trust, to ratify McGladrey and Pullen, LLP as independent public accoun-tants for the Trust, to approve an amendment to the Declaration and Agreement of Trust to permit the Trustees to authorize, without shareholder approval, the issuance of separate and distinct classes of shares of each series of the Trust and to approve the elimination of some fundamental investment restrictions of the Trust requiring shareholder approval. At the meeting, the shareholders voted in favor of all of the resolutions presented to them. No other business was conducted at the Special Meeting of Shareholders.

  The results of the voting at the Special Meeting of Shareholders was as fol-lows:

   1. Ratification of an amendment to the Agreement and Declaration of Trust to permit the Trustees, without shareholder approval, to authorize The Tocqueville Trust to issue separate and distinct classes of shares of each series:

    THE TOCQUEVILLE FUND
      For: 1,465,660.45     Against: 4,474.39  Abstain: 5,053.03

    THE TOCQUEVILLE ASIA-PACIFIC FUND
      For: 299,433.12       Against: -0-       Abstain: 38.46

    THE TOCQUEVILLE EUROPE FUND
      For: 250,116.87       Against: -0-       Abstain: -0-

    THE TOCQUEVILLE SMALL CAP VALUE FUND
      For: 466,723.20       Against: -0-       Abstain: -0-

   2. Approval of the elimination of the Funds' fundamental investment re-striction concerning short sales:

    THE TOCQUEVILLE FUND
      For: 1,469,900.22     Against: 4,474.39  Abstain: 813.26

    THE TOCQUEVILLE ASIA-PACIFIC FUND
      For: 299,471.58       Against: -0-       Abstain: -0-

    THE TOCQUEVILLE EUROPE FUND
      For: 249,193.87       Against: -0-       Abstain: 923.00

    THE TOCQUEVILLE SMALL CAP VALUE FUND
      For: 466,723.20       Against: -0-       Abstain: -0-

--------------------------------------------------------------------------------

   3. Approval of the elimination of the Funds' fundamental investment re-striction concerning investment for control were as follows:

    THE TOCQUEVILLE FUND
      For: 1,471,351.92     Against: 3,022.69  Abstain: 813.26

    THE TOCQUEVILLE ASIA-PACIFIC FUND
      For: 299,471.58       Against: -0-       Abstain: -0-

    THE TOCQUEVILLE EUROPE FUND
      For: 250,116.87       Against: -0-       Abstain: -0-

    THE TOCQUEVILLE SMALL CAP VALUE FUND
      For: 466,723.20       Against: -0-       Abstain: -0-

   4. Approval of the elimination of the Funds' fundamental investment re-striction concerning securities of affiliates:

    THE TOCQUEVILLE FUND
      For: 1,464,396.14     Against: 9,978.47  Abstain: 813.26

    THE TOCQUEVILLE ASIA-PACIFIC FUND
      For: 299,471.58       Against: -0-       Abstain: -0-

    THE TOCQUEVILLE EUROPE FUND
      For: 249,193.87       Against: -0-       Abstain: 923.00

    THE TOCQUEVILLE SMALL CAP VALUE FUND
      For: 446,723.20       Against: -0-       Abstain: -0-

   5. Approval of the elimination of the Funds' fundamental investment re-striction concerning securities of other investment companies:

    THE TOCQUEVILLE FUND
      For: 1,469,057.52     Against: 5,317.09  Abstain: 813.26

    THE TOCQUEVILLE ASIA-PACIFIC FUND
      For: 299,471.58       Against: -0-       Abstain: -0-

    THE TOCQUEVILLE EUROPE FUND
      For: 250,116.87       Against: -0-       Abstain: -0-

    THE TOCQUEVILLE SMALL CAP VALUE FUND
      For: 446,723.20       Against: -0-       Abstain: -0-

--------------------------------------------------------------------------------

   6. Approval of the elimination of the Funds' fundamental investment re-striction concerning development programs:

    THE TOCQUEVILLE FUND
      For: 1,468,635.92     Against: 5,738.69  Abstain: 813.26

    THE TOCQUEVILLE ASIA-PACIFIC FUND
      For: 299,471.58       Against: -0-       Abstain: -0-

    THE TOCQUEVILLE EUROPE FUND
      For: 250,116.87       Against: -0-       Abstain: -0-

    THE TOCQUEVILLE SMALL CAP VALUE FUND
      For: 446,723.20       Against: -0-       Abstain: -0-

   7.Approval of the elimination of the Funds' fundamental investment re-striction concerning transactions involving puts, calls or options:

    THE TOCQUEVILLE FUND
      For: 1,464,689.65     Against: 9,684.96  Abstain: 813.26

    THE TOCQUEVILLE ASIA-PACIFIC FUND
      For: 299,471.58       Against: -0-       Abstain: -0-

    THE TOCQUEVILLE EUROPE FUND
      For: 249,193.87       Against: -0-       Abstain: 923.00

    THE TOCQUEVILLE SMALL CAP VALUE FUND
      For: 446,723.20       Against: -0-       Abstain: -0-

   8.Approval of the elimination of the Funds' fundamental investment re-striction concerning investment in securities of issuers in operation for less than three years:

    THE TOCQUEVILLE FUND
      For: 1,460,800.07     Against: 13,574.54 Abstain: 813.26

    THE TOCQUEVILLE ASIA-PACIFIC FUND
      For: 299,471.58       Against: -0-       Abstain: -0-

    THE TOCQUEVILLE EUROPE FUND
      For: 250,116.87       Against: -0-       Abstain: -0-

    THE TOCQUEVILLE SMALL CAP VALUE FUND
      For: 446,723.20       Against: -0-       Abstain: -0-

--------------------------------------------------------------------------------

   9. Approval of the amendment of the Funds' fundamental investment re-stricting concerning the lending of money or securities:

    THE TOCQUEVILLE FUND
      For: 1,459,829.27     Against: 14,545.34 Abstain: 813.26

    THE TOCQUEVILLE ASIA-PACIFIC FUND
      For: 299,471.58       Against: -0-       Abstain: -0-

    THE TOCQUEVILLE EUROPE FUND
      For: 250,116.87       Against: -0-       Abstain: -0-

    THE TOCQUEVILLE SMALL CAP VALUE FUND
      For: 446,723.20       Against: -0-       Abstain: -0-

  10. Approval of the amendment of the Funds' fundamental investment restric-tion concerning commodities:

    THE TOCQUEVILLE FUND
      For: 1,465,660.45     Against: 8,714.16  Abstain: 813.26

    THE TOCQUEVILLE ASIA-PACIFIC FUND
      For: 299,471.58       Against: -0-       Abstain: -0-

    THE TOCQUEVILLE EUROPE FUND
      For: 250,116.87       Against: -0-       Abstain: -0-

    THE TOCQUEVILLE SMALL CAP VALUE FUND
      For: 446,723.20       Against: -0-       Abstain: -0-

  11. Approval of the elimination of The Tocqueville Fund's and The Tocqueville Small Cap Value Fund's fundamental restriction concerning restricted and illiquid securities:

    THE TOCQUEVILLE FUND
      For: 1,464,490.27     Against: 9,884.34  Abstain: 813.26

    THE TOCQUEVILLE SMALL CAP VALUE FUND
      For: 446,723.20       Against: -0-       Abstain: -0-

  12.Approval of the elimination of The Tocqueville Fund's and The
     Tocqueville Small Cap Value Fund's fundamental restriction concerning the amount of allowable investment in foreign securities:

    THE TOCQUEVILLE FUND
      For: 1,470,321.45     Against: 4,053.16  Abstain: 813.26

    THE TOCQUEVILLE SMALL CAP VALUE FUND
      For: 446,723.20       Against: -0-       Abstain: -0-

--------------------------------------------------------------------------------

  13.Approval of the elimination of The Tocqueville Asia-Pacific Fund's and The Tocqueville Europe Fund's fundamental restriction concerning re-stricted and illiquid securities:

     THE TOCQUEVILLE ASIA-PACIFIC FUND
      For: 299,471.58       Against: -0-       Abstain: -0-

     THE TOCQUEVILLE EUROPE FUND
      For: 250,116.87       Against: -0-       Abstain: -0-

  14.Approval of the elimination of The Tocqueville Asia-Pacific Fund's and The Tocqueville Europe Fund's fundamental restriction concerning securi-ties of other investment companies were as follows:

     THE TOCQUEVILLE ASIA-PACIFIC FUND
      For: 299,471.58       Against: -0-       Abstain: -0-

     THE TOCQUEVILLE EUROPE FUND
      For: 250,116.87       Against: -0-       Abstain: -0-

  15. Approval of the elimination of The Tocqueville Asia-Pacific Fund's and The Tocqueville Europe Fund's fundamental restriction concerning war-rants were as follows:

      THE TOCQUEVILLE ASIA-PACIFIC FUND
       For: 299,471.58       Against: -0-       Abstain: -0-

    THE TOCQUEVILLE EUROPE FUND
      For: 249,193.87       Against: -0-       Abstain: 923.00

  16. Election of six (6) Trustees, for a term to expire until his or her successor is elected and has qualified:

                                        WITHHOLDING
                               FOR       AUTHORITY
                               ---      -----------
     Francois Sicart       2,471,499.52       -0-
     Bernard Combemale     2,471,499.52       -0-
     James Flaherty        2,466,639.14  4,860.38
     Inge Heckel           2,466,639.14  4,860.38
     Robert Kleinschmidt   2,471,499.52       -0-
     Francois Letaconnoux  2,471,499.52       -0-

  17. Ratification of the selection of McGladrey & Pullen, LLP, as indepen-dent public accountants for the Trust for the fiscal year ended October 31, 1995.

      For: 2,471,102.02     Against: -0-       Abstain: 397.50

                               INVESTMENT ADVISOR
                       Tocqueville Asset Management L.P.
                                 1675 Broadway
                            New York, New York 10019
                           Telephone: (212) 698-0800
                           Telecopier: (212) 262-0154

                                  DISTRIBUTOR
                          Tocqueville Securities L.P.
                                 1675 Broadway
                            New York, New York 10019
                           Telephone: (800) 697-3863
                           Telecopier: (212) 262-0154

                            SHAREHOLDERS' SERVICING,
                          CUSTODIAN AND TRANSFER AGENT
                      State Street Bank and Trust Company
                                 P.O. Box 8507
                        Boston, Massachusetts 02266-8507
                              Telephone Toll Free
                                 (800) 626-9402

                               BOARD OF TRUSTEES
                          Francois Sicart -- Chairman
                              Bernard F. Combemale
                               James B. Flaherty
                                  Inge Heckel
                             Robert W. Kleinschmidt
                              Francois Letaconnoux


                                      LOGO

                                The Tocqueville
                               Asia-Pacific Fund

                                  a series of
                             The Tocqueville Trust


                                 Annual Report

                                October 31, 1995